United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2013

Date of Reporting Period: Quarter ended 10/31/2012

Item 1. Schedule of Investments

Federated Automated Cash Management Trust
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—2.2%
		Finance - Automotive—1.1%
$19,540,940		Ally Auto Receivables Trust 2012-SN1, Class A1, 0.250%, 9/20/2013	$19,540,940
2,427,175		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	2,427,175
5,910,774		Honda Auto Receivables Owner Trust 2012-2, Class A1, 0.301%, 5/15/2013	5,910,774
		TOTAL	27,878,889
		Finance - Banking—0.5%
12,692,354	[1]	HLSS Servicer Advance Receivables Trust Series 2012-MM1, Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/15/2013	12,692,354
		Finance - Equipment—0.1%
1,313,224	[1,2]	Great America Leasing Receivables 2012-1, Class A1, 0.520%, 4/15/2013	1,313,224
		Finance - Retail—0.5%
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.414%, 11/19/2012	5,000,000
10,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.411%, 11/20/2012	10,000,000
		TOTAL	15,000,000
		TOTAL ASSET-BACKED SECURITIES	56,884,467
		Bank Note—1.2%
		Finance - Banking—1.2%
30,000,000		Bank of America N.A., 0.400% - 0.440%, 11/16/2012 - 12/18/2012	30,000,000
		Certificates of Deposit—31.9%
		Finance - Banking—31.9%
30,000,000		BNP Paribas SA, 0.250%, 12/18/2012	30,000,000
10,000,000		Bank of Montreal, 0.380%, 10/15/2013	10,000,000
5,000,000	[3]	Bank of Montreal, 0.414%, 12/17/2012	5,000,000
40,000,000	[3]	Bank of Nova Scotia, Toronto, 0.369%, 11/9/2012	40,000,000
118,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260% - 0.310%, 12/11/2012 - 2/22/2013	118,000,000
80,000,000		Barclays Bank PLC, 0.350%, 11/13/2012 - 11/20/2012	80,000,000
50,000,000	[3]	Canadian Imperial Bank of Commerce, 0.301%, 11/26/2012	50,000,000
40,000,000		Citibank NA, New York, 0.290%, 11/15/2012	40,000,000
25,000,000		Credit Agricole Corporate and Investment Bank, 0.350%, 12/18/2012	25,000,000
110,000,000		Deutsche Bank AG, 0.300% - 0.330%, 11/15/2012 - 11/29/2012	110,000,000
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.331%, 11/21/2012	40,000,000
60,000,000		Mizuho Corporate Bank Ltd., 0.240%, 1/23/2013	60,000,000
16,000,000		Rabobank Nederland NV, Utrecht, 0.350%, 4/15/2013	16,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.446%, 12/21/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.455%, 12/17/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.512%, 11/6/2012	25,000,000
80,000,000		Sumitomo Mitsui Banking Corp., 0.290% - 0.350%, 1/10/2013 - 2/1/2013	80,000,000
40,000,000	[3]	Toronto Dominion Bank, 0.418%, 11/13/2012	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	819,000,000
		Collateralized Loan Agreements—14.2%
		Finance - Banking—14.2%
10,000,000		Barclays Capital, Inc., 0.781%, 1/22/2013	10,000,000
75,000,000		Citigroup Global Markets, Inc., 0.679% - 0.842%, 11/1/2012 - 12/14/2012	75,000,000
85,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.781%, 11/7/2012 - 1/24/2013	85,000,000
25,000,000		J.P. Morgan Securities LLC, 0.507%, 11/7/2012	25,000,000
70,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.477%, 11/1/2012	70,000,000
50,000,000		RBS Securities, Inc., 0.527%, 11/6/2012	50,000,000
1

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$50,000,000		Wells Fargo Securities, LLC, 0.406%, 1/30/2013	$50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	365,000,000
		Commercial Paper—27.5%[4]
		Electric Power—1.9%
50,000,000	[1,2]	Electricite de France SA, 0.420%, 1/25/2013	49,950,417
		Finance - Automotive—1.0%
25,000,000		FCAR Owner Trust, A1+/P1 Series, 0.451%, 1/2/2013	24,980,625
		Finance - Banking—14.1%
25,000,000	[1,2]	ASB Finance Ltd., 0.310%, 3/21/2013	24,969,861
27,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.356%, 11/27/2012	26,993,077
50,000,000	[1,2]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	49,951,000
20,000,000		Credit Agricole North America, Inc., 0.290%, 11/7/2012	19,999,033
30,000,000		ING (U.S.) Funding LLC, 0.270% - 0.280%, 12/5/2012 - 2/1/2013	29,987,811
50,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.351%, 11/5/2012 - 11/21/2012	49,994,167
20,000,000	[1,2]	Northern Pines Funding LLC, 0.340%, 12/27/2012	19,989,422
30,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.260%, 11/13/2012	29,997,400
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.309%, 11/8/2012	25,000,000
40,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.325%, 11/1/2012	40,000,000
45,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 12/27/2012 - 1/3/2013	44,970,056
		TOTAL	361,851,827
		Finance - Commercial—1.7%
10,000,000	[1,2]	Alpine Securitization Corp., 0.240%, 11/26/2012	9,998,333
35,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.320%, 11/5/2012	34,998,756
		TOTAL	44,997,089
		Finance - Retail—5.3%
30,000,000	[1,2]	Barton Capital LLC, 0.350%, 11/2/2012	29,999,708
105,000,000	[1,2]	Salisbury Receivables Company LLC, 0.300% - 0.350%, 11/1/2012 - 1/16/2013	104,941,375
		TOTAL	134,941,083
		Sovereign—3.5%
90,000,000	[1,2]	Kells Funding, LLC, 0.330% - 0.401%, 2/11/2013 - 5/2/2013	89,872,889
		TOTAL COMMERCIAL PAPER	706,593,930
		Corporate Bonds—2.4%
		Diversified—0.1%
1,417,000		General Electric Co., 5.000%, 2/1/2013	1,431,424
		Finance - Banking—0.5%
15,000,000	[1,2]	Commonwealth Bank of Australia, 5.000%, 11/6/2012	15,009,396
		Finance - Commercial—1.8%
582,000	[3]	General Electric Capital Corp., 0.575%, 11/1/2012	582,000
4,650,000	[3]	General Electric Capital Corp., 0.589%, 11/8/2012	4,651,626
5,151,000		General Electric Capital Corp., 2.800%, 1/8/2013	5,172,333
11,912,000		General Electric Capital Corp., 4.800%, 5/1/2013	12,152,719
23,113,000		General Electric Capital Corp., 5.450%, 1/15/2013	23,342,855
		TOTAL	45,901,533
		TOTAL CORPORATE BONDS	62,342,353
		Funding Agreement—0.6%
		Insurance—0.6%
15,000,000		Metropolitan Life Insurance Co., 0.687%, 11/14/2012	15,000,000
		Loan Participation—1.0%
		Chemicals—1.0%
25,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 11/28/2012	25,000,000
2

Principal Amount		Value
	Notes - Variable—8.9%[3]
	Finance - Banking—7.5%
$5,230,000	BJ Financing, LLC, Series 2007A, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	$5,230,000
3,490,000	CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.940%, 11/7/2012	3,490,000
8,235,000	California Statewide CDA, Series 2005-B, (Union Bank, N.A. LOC), 0.380%, 11/1/2012	8,235,000
747,000	Capital One Funding Corp., Series 1996-C, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/1/2012	747,000
4,055,000	Cunat Capital Corp., Jackson Grove, LLC Series 2008, (BMO Harris Bank, N.A. LOC), 0.260%, 11/1/2012	4,055,000
4,905,000	Cunat Capital Corp., The Pointe at Cedar Rapids Series 2007, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	4,905,000
50,000,000	JPMorgan Chase Bank, N.A., 0.334%, 11/28/2012	50,000,000
25,000,000	Michigan Finance Authority, Series 2010-A, (Bank of America N.A. LOC), 0.220%, 11/1/2012	25,000,000
12,943,000	New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.200%, 11/1/2012	12,943,000
2,665,000	Overland Park Professional Center LLC, Series 2004, (U.S. Bank, N.A. LOC), 0.320%, 11/1/2012	2,665,000
10,000,000	PNC Bank, N.A., 0.604%, 12/20/2012	10,000,000
7,075,000	Royal Crest Dairy, Inc., Series 2011, (U.S. Bank, N.A. LOC), 0.310%, 11/1/2012	7,075,000
20,815,000	Washington State Housing Finance Commission, Series A, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	20,815,000
25,000,000	Wells Fargo Bank, N.A., 0.443%, 12/22/2012	25,000,000
11,055,000	Wisconsin Health & Educational Facilities Authority, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/7/2012	11,055,000
	TOTAL	191,215,000
	Finance - Commercial—0.2%
4,000,000	General Electric Capital Corp., 0.336%, 11/20/2012	3,998,858
1,300,000	General Electric Capital Corp., 1.190%, 1/15/2013	1,301,509
	TOTAL	5,300,367
	Government Agency—1.2%
10,000,000	Capital Trust Agency, FL, (FNMA LOC), 0.200%, 11/1/2012	10,000,000
2,260,000	Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.410%, 11/1/2012	2,260,000
7,400,000	LP-RE I,LLC, Series 2011, (FHLB of Dallas LOC), 0.260%, 11/1/2012	7,400,000
7,450,000	Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.220%, 11/1/2012	7,450,000
4,405,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 0.310%, 11/1/2012	4,405,000
	TOTAL	31,515,000
	TOTAL NOTES—VARIABLE	228,030,367
	Time Deposit—2.1%
	Finance - Banking—2.1%
55,000,000	Toronto Dominion Bank, 0.170%, 11/1/2012	55,000,000
	U.S. Treasury Note—1.0%
25,000,000	United States Treasury, 3.125%, 4/30/2013	25,354,710
	Repurchase Agreement—7.8%
198,811,000	Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	198,811,000
	TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[5]	2,587,016,827
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(19,743,044)
	TOTAL NET ASSETS—100%	$2,567,273,783
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $575,673,979, which represented 22.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $562,981,625, which represented 21.9% of total net assets.
3

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
HLSS Servicer Advance Receivables Trust Series 2012-MM1, Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/15/2013	9/7/2012	$12,692,354	$12,692,354
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
4
Federated Automated Government Money Trust
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Repurchase Agreements—79.2%
$19,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.20%, dated 10/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,078,333 on 11/16/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $479,439,968.	$19,000,000
100,000,000		Interest in $475,000,000 joint repurchase agreement 0.28%, dated 10/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $475,003,694 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2014 and the market value of those underlying securities was $484,503,824.	100,000,000
12,000,000	[1]	Interest in $282,000,000 joint repurchase agreement 0.15%, dated 8/22/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $282,105,750 on 11/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $287,725,100.	12,000,000
37,000,000	[1]	Interest in $914,000,000 joint repurchase agreement 0.16%, dated 9/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $914,369,662 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $932,466,508.	37,000,000
100,000,000		Interest in $2,975,000,000 joint repurchase agreement 0.30%, dated 10/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,975,024,792 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $3,034,525,302.	100,000,000
90,361,000		Interest in $4,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,027,778 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $4,080,028,417.	90,361,000
39,000,000		Interest in $415,000,000 joint repurchase agreement 0.19%, dated 10/25/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $415,015,332 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $423,315,328.	39,000,000
28,000,000		Interest in $625,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $625,030,382 on 11/7/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $637,504,683.	28,000,000
41,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 10/29/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,042,778 on 11/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,020,012,572.	41,000,000
48,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,072,917 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,530,010,634.	48,000,000
19,000,000		Interest in $459,000,000 joint repurchase agreement 0.19%, dated 10/25/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $459,016,958 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2015 and the market value of those underlying securities was $468,197,392.	19,000,000
38,000,000		Interest in $915,000,000 joint repurchase agreement 0.22%, dated 10/31/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $915,039,142 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2019 and the market value of those underlying securities was $933,305,749.	38,000,000
33,000,000		Interest in $750,000,000 joint repurchase agreement 0.17%, dated 10/24/2012 under which HSBC Securities USA, Inc. will repurchase securities provided as collateral for $750,024,792 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $765,023,867.	33,000,000
100,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $2,000,013,889 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $2,040,014,176.	100,000,000
100,000,000		Interest in $1,475,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,475,010,243 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2022 and the market value of those underlying securities was $1,504,510,534.	100,000,000
1

Principal Amount		Value
	Repurchase Agreements—continued
$100,000,000	Interest in $1,200,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,200,008,333 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,224,008,522.	$100,000,000
	TOTAL REPURCHASE AGREEMENTS	904,361,000
	U.S. Treasury—20.5%
13,500,000	United States Treasury Notes, 0.125%—3.125%, 8/31/2013	13,653,804
3,000,000	United States Treasury Notes, 0.125%, 9/30/2013	2,997,872
7,000,000	United States Treasury Notes, 0.500%, 10/15/2013	7,019,817
6,500,000	United States Treasury Notes, 0.500%, 11/15/2013	6,519,131
9,000,000	United States Treasury Notes, 0.750%—2.500%, 3/31/2013	9,066,408
10,000,000	United States Treasury Notes, 1.000%, 7/15/2013	10,053,283
34,750,000	United States Treasury Notes, 1.125%, 6/15/2013	34,950,938
9,000,000	United States Treasury Notes, 1.375%, 1/15/2013	9,022,701
26,500,000	United States Treasury Notes, 1.375%, 2/15/2013	26,592,739
14,000,000	United States Treasury Notes, 1.375%, 3/15/2013	14,059,642
18,500,000	United States Treasury Notes, 1.375%, 5/15/2013	18,615,606
29,500,000	United States Treasury Notes, 1.750%, 4/15/2013	29,709,749
11,500,000	United States Treasury Notes, 2.750%, 2/28/2013	11,595,968
14,000,000	United States Treasury Notes, 3.375%, 11/30/2012	14,035,597
7,500,000	United States Treasury Notes, 3.375%, 6/30/2013	7,657,701
7,000,000	United States Treasury Notes, 3.375%, 7/31/2013	7,166,458
11,000,000	United States Treasury Notes, 3.625%, 12/31/2012	11,061,864
	TOTAL U.S. TREASURY	233,779,278
	TOTAL INVESTMENTS—99.7% (AT AMORTIZED COST)[2]	1,138,140,278
	OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	3,486,303
	TOTAL NET ASSETS—100%	$1,141,626,581
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Capital Reserves Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—3.5%
		Finance - Automotive—1.6%
$9,046,731		Ally Auto Receivables Trust 2012-SN1, Class A1, 0.250%, 9/20/2013	$9,046,731
6,953,330		AmeriCredit Automobile Receivables Trust 2012-2, Class A1, 0.300%, 5/8/2013	6,953,330
8,531,196		CarMax Auto Owner Trust 2012-2, Class A1, 0.292%, 6/17/2013	8,531,196
28,577,935		Santander Drive Auto Receivables Trust 2012-4, Class A1, 0.432%, 7/15/2013	28,577,935
95,000,000		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	95,000,000
15,000,000		SMART Series 2012-4US Trust, Class A1, 0.290%, 10/14/2013	15,000,000
1,464,423	[1,2]	SMART Series 2012-1US Trust, Class A1, 0.477%, 3/14/2013	1,464,423
6,470,521	[1,2]	Wheels SPV, LLC 2012-1, Class A1, 0.500%, 5/20/2013	6,470,521
		TOTAL	171,044,136
		Finance - Equipment—1.3%
39,983,024		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	39,983,024
7,497,220	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	7,497,220
27,000,000		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	27,000,000
3,709,332	[1,2]	Great America Leasing Receivables 2012-1, Class A1, 0.520%, 4/15/2013	3,709,332
59,286,560	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	59,286,560
		TOTAL	137,476,136
		Finance - Retail—0.6%
30,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.414%, 2/17/2013	30,000,000
30,000,000	[1,2]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.411%, 11/20/2012	30,000,000
8,000,000	[1,2]	Holmes Master Issuer PLC 2012-1, Class A1, 0.414%, 1/15/2013	8,000,000
		TOTAL	68,000,000
		TOTAL ASSET-BACKED SECURITIES	376,520,272
		BANK NOTE—2.2%
		Banking—2.2%
236,000,000		Bank of America N.A., 0.330% - 0.420%, 12/14/2012 - 2/22/2013	236,000,000
		CERTIFICATES OF DEPOSIT—27.4%
		Banking—27.4%
544,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260% - 0.330%, 12/12/2012 - 3/1/2013	544,000,000
180,000,000		Barclays Bank PLC, 0.350%, 11/20/2012 - 11/21/2012	180,000,000
125,000,000		BNP Paribas SA, 0.250%, 12/18/2012	125,000,000
72,500,000		Branch Banking & Trust Co., 0.390%, 1/18/2013	72,500,000
25,000,000		Credit Agricole Corporate and Investment Bank, 0.350%, 12/18/2012	25,000,000
250,000,000		Credit Suisse, Zurich, 0.250%, 12/27/2012	250,000,000
405,000,000		Deutsche Bank AG, 0.330% - 0.380%, 11/8/2012 - 2/28/2013	405,003,301
510,000,000		Mizuho Corporate Bank Ltd., 0.240% - 0.250%, 1/8/2013 - 1/23/2013	510,000,000
100,000,000		Natixis, 0.340%, 11/5/2012	100,000,000
225,000,000		Rabobank Nederland NV, Utrecht, 0.350% - 0.370%, 4/10/2013 - 4/15/2013	225,000,000
165,000,000		Societe Generale, Paris, 0.370% - 0.380%, 11/1/2012 - 11/2/2012	165,000,000
310,000,000		Sumitomo Mitsui Banking Corp., 0.260% - 0.300%, 1/24/2013 - 2/22/2013	310,000,000
75,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,986,503,301
		COLLATERALIZED LOAN AGREEMENTS—10.3%
		Banking—10.3%
125,000,000		Barclays Capital, Inc., 0.355% - 0.781%, 11/1/2012 - 1/22/2013	125,000,000
360,000,000		Citigroup Global Markets, Inc., 0.629% - 0.842%, 11/1/2012 - 12/14/2012	360,000,000
260,000,000		Credit Suisse Securities (USA) LLC, 0.324% - 0.781%, 11/1/2012 - 1/24/2013	260,000,000
1

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS—continued
		Banking—continued
$15,000,000		Deutsche Bank Securities, Inc., 0.578%, 11/1/2012	$15,000,000
218,000,000		Goldman Sachs & Co., 0.477%, 11/6/2012	218,000,000
150,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.477% - 0.781%, 11/1/2012 - 1/17/2013	150,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,128,000,000
		COMMERCIAL PAPER—22.3%[3]
		Aerospace / Auto—0.8%
49,000,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.390% - 0.410%, 11/2/2012 - 11/23/2012	48,996,172
33,300,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.400%, 11/16/2012 - 11/20/2012	33,293,250
		TOTAL	82,289,422
		Banking—8.2%
50,000,000	[1,2]	ASB Finance Ltd., 0.310%, 3/21/2013	49,939,722
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.356%, 11/27/2012	49,987,181
250,000,000	[1,2]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	249,755,000
170,000,000		Credit Agricole North America, Inc., 0.275% - 0.290%, 11/7/2012 - 11/14/2012	169,984,646
100,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.400%, 12/7/2012	99,960,000
50,000,000		ING (U.S.) Funding LLC, 0.270%, 2/1/2013	49,965,500
118,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.351%, 11/6/2012—11/21/2012	117,979,680
112,000,000		Northern Pines Funding LLC, .340% - 0.421%, 12/27/2012 – 2/15/2013	111,869,987
		TOTAL	899,441,716
		Diversified—0.0%
800,000	[1,2]	BAE Systems Holdings, Inc., (GTD by BAE Systems PLC), 0.410%, 11/30/2012	799,736
		Electric Power—0.9%
100,000,000	[1,2]	Electricite de France SA, 0.410%, 1/31/2013	99,896,361
2,000,000		Virginia Electric & Power Co., 0.380%, 11/8/2012	1,999,852
		TOTAL	101,896,213
		Finance - Automotive—1.0%
114,000,000		FCAR Owner Trust, A1+/P1 Series, 0.451%, 1/2/2013	113,911,650
		Finance - Commercial—3.9%
10,000,000	[1,2]	Alpine Securitization Corp., 0.240%, 11/26/2012	9,998,333
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.370%, 12/21/2012	49,974,306
50,000,000		General Electric Capital Corp., 0.351%, 11/19/2012	49,991,250
319,000,000	[1,2]	Versailles Commercial Paper LLC, 0.280% - 0.370%, 11/1/2012 - 12/17/2012	318,928,772
		TOTAL	428,892,661
		Finance - Retail—3.0%
50,000,000	[1,2]	Barton Capital LLC, 0.350%, 11/1/2012	50,000,000
20,000,000	[1,2]	Chariot Funding LLC, 0.331%, 3/7/2013	19,976,900
64,000,000	[1,2]	Salisbury Receivables Company LLC, 0.350%, 1/17/2013	63,952,089
190,000,000	[1,2]	Sheffield Receivables Corp., 0.300% - 0.350%, 11/16/2012 - 2/4/2013	189,908,583
		TOTAL	323,837,572
		Food & Beverage—0.3%
36,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.400%, 11/14/2012 - 11/20/2012	35,994,147
		Mining—0.5%
54,550,000	[1,2]	Xstrata Finance (Canada) Ltd., (GTD by Xstrata PLC), 0.500%, 11/16/2012	54,538,635
		Miscellaneous—0.2%
18,500,000	[1,2]	Bemis Co., Inc., 0.360%—0.410%, 11/1/2012—11/26/2012	18,497,094
		Sovereign—2.9%
150,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.325%, 11/26/2012	149,966,146
165,000,000	[1,2]	Kells Funding, LLC, 0.330% - 0.411%, 2/11/2013 - 4/8/2013	164,780,892
		TOTAL	314,747,038
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Telecommunications—0.1%
$10,800,000	[1,2]	Verizon Communications, Inc., 0.360% - 0.400%, 11/28/2012 - 11/30/2012	$10,796,781
		Utility Gas—0.5%
54,500,000	[1,2]	Northeast Utilities, 0.410%, 11/6/2012 - 11/19/2012	54,491,194
		TOTAL COMMERCIAL PAPER	2,440,133,859
		CORPORATE BONDS—0.6%
		Diversified—0.1%
11,918,000		General Electric Co., 5.000%, 2/1/2013	12,049,703
		Finance - Commercial—0.4%
10,980,000		General Electric Capital Corp., 4.800%, 5/1/2013	11,200,827
23,028,000		General Electric Capital Corp., 5.450%, 1/15/2013	23,256,873
5,374,000		General Electric Capital Corp., 1.875%, 9/16/2013	5,440,759
6,198,000		General Electric Capital Corp., 2.800%, 1/8/2013	6,225,011
		TOTAL	46,123,470
		Insurance—0.1%
9,275,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 1/11/2013	9,311,449
		TOTAL CORPORATE BONDS	67,484,622
		CORPORATE NOTE—0.0%
		Finance - Commercial—0.0%
4,389,000		General Electric Capital Corp., 4.250%, 1/31/2013	4,426,375
		TOTAL CORPORATE NOTE	4,426,375
		NOTES - VARIABLE—22.9%[4]
		Banking—20.8%
20,150,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), (Bank of America N.A. LOC), 0.270%, 11/1/2012	20,150,000
7,035,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 1.650%, 11/1/2012	7,035,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.390%, 4/4/2013	100,000,000
20,000,000		Bank of Montreal, 0.435%, 11/15/2012	20,000,000
75,000,000		Bank of Montreal, 0.472%, 11/6/2012	75,000,000
133,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), 0.290%, 11/1/2012	133,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017), 0.290%, 11/1/2012	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), 0.290%, 11/1/2012	34,140,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), 0.290%, 11/1/2012	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), 0.290%, 11/1/2012	20,000,000
80,000,000		Canadian Imperial Bank of Commerce, 0.301%, 11/26/2012	80,000,000
5,400,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.570%, 11/7/2012	5,400,000
20,000,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/1/2012	20,000,000
5,600,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/1/2012	5,600,000
18,600,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A), (Bank of America N.A. LOC), 0.250%, 11/1/2012	18,600,000
22,345,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.390%, 11/1/2012	22,345,000
55,515,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	55,515,000
5,600,000		Green Knight EDC, Series 2004, (Fulton Bank LOC), 1.650%, 11/1/2012	5,600,000
9,848,600		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/1/2012	9,848,600
10,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.350%, 11/1/2012	10,000,000
780,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance Series 2007B-3, (Mizuho Corporate Bank Ltd. LOC), 0.210%, 11/7/2012	780,000
75,000,000		JPMorgan Chase Bank, N.A., 0.331%, 11/21/2012	75,000,000
3,110,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/1/2012	3,110,000
10,600,000		Lakeline Austin Development, Ltd., Series 2005, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	10,600,000
14,140,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	14,140,000
10,070,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	10,070,000
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Banking—continued
$7,000,000		Maryland State EDC, Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	$7,000,000
6,750,000	[1,2]	Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.190%, 11/1/2012	6,750,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.190%, 11/1/2012	25,000,000
14,100,000		Mississippi Business Finance Corp., Dollar Tree Distribution, Inc. Series 1998, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	14,100,000
5,340,000		New Hampshire Business Finance Authority, Seacoast Health 1998B, (RBS Citizens Bank N.A. LOC), 0.460%, 11/1/2012	5,340,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.210%, 11/7/2012	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.210%, 11/7/2012	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.210%, 11/7/2012	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.210%, 11/7/2012	19,450,000
67,500,000	[1,2]	Nuveen INS Tax-Free Advantage Municipal Fund, Variable Rate MuniFund Term Preferred Shares (Series 2014), 0.190%, 11/1/2012	67,500,000
3,045,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 1.650%, 11/1/2012	3,045,000
8,330,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.280%, 11/1/2012	8,330,000
16,205,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.290%, 11/1/2012	16,205,000
8,750,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/1/2012	8,750,000
25,000,000		Royal Bank of Canada, Montreal, 0.446%, 12/21/2012	25,000,000
10,000,000		Royal Bank of Canada, Montreal, 0.451%, 11/23/2012	10,000,000
75,000,000		Royal Bank of Canada, Montreal, 0.455%, 12/17/2012	75,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.509%, 11/5/2012	100,000,000
13,095,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/7/2012	13,095,000
9,605,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/1/2012	9,605,000
36,370,000		St. Joseph County, IN Hospital Authority, Health System Revenue Refunding Bonds (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/7/2012	36,370,000
35,000,000		Toronto Dominion Bank, 0.313%, 1/28/2013	35,000,000
100,000,000		Toronto Dominion Bank, 0.319%, 1/22/2013	100,000,000
150,000,000		Toronto Dominion Bank, 0.418%, 11/12/2012	150,000,000
50,000,000		Toronto Dominion Bank, 0.443%, 11/2/2012	50,000,000
364,580,000		Wells Fargo Bank, N.A., 0.389%, 11/23/2012	364,580,000
3,115,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 11/1/2012	3,115,000
23,000,000		York County, PA IDA, KDO Properties L. P. Project, Series 2010, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.561%, 11/1/2012	23,000,000
		TOTAL	2,263,393,600
		Chemicals—0.3%
20,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), (GTD by Air Products & Chemicals, Inc.), 0.250%, 11/7/2012	20,000,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.250%, 11/7/2012	12,500,000
		TOTAL	32,500,000
		Finance - Commercial—0.4%
12,700,000		General Electric Capital Corp., 0.373%, 12/20/2012	12,688,537
9,278,000		General Electric Capital Corp., 0.499%, 12/20/2012	9,282,082
5,490,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.280%, 11/1/2012	5,490,000
15,235,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.300%, 11/1/2012	15,235,000
4,255,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.300%, 11/1/2012	4,255,000
		TOTAL	46,950,619
		Government Agency—0.0%
700,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.450%, 11/1/2012	700,000
		Insurance—0.5%
50,000,000		Metropolitan Life Insurance Co., 0.687%, 11/14/2012	50,000,000
		Municipal—0.1%
13,000,000		Heard County, GA Development Authority, (First Series 2007), 0.270%, 11/1/2012	13,000,000
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Sovereign—0.8%
$89,000,000	[1,2]	Kells Funding, LLC, 0.352%, 3/19/2013	$89,000,161
		TOTAL NOTES—VARIABLE	2,495,544,380
		REPURCHASE AGREEMENTS—9.8%
70,000,000	[5]	Repurchase agreement 0.20%, dated 9/24/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $70,034,222 on 12/21/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2042 and the market value of those underlying securities was $71,415,387.	70,000,000
512,121,000		Interest in $750,000,000, joint repurchase agreement 0.33%, dated 10/31/2012 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,006,875 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2047 and the market value of those underlying securities was $768,562,714.	512,121,000
184,000,000		Repurchase agreement 0.26%, dated 10/30/2012 under which Goldman Sachs and Co. will repurchase the securities provided as collateral for $184,009,302 on 11/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2038 and the market value of those underlying securities was $189,522,738.	184,000,000
300,000,000		Interest in $1,100,000,000, joint repurchase agreement 0.33%, dated 10/31/2012 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $1,100,010,083 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2042 and the market value of those underlying securities was $1,122,010,507.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	1,066,121,000
		U.S. TREASURY—0.9%
95,000,000		United States Treasury Note, 3.125%, 4/30/2013	96,347,896
		TOTAL U.S. TREASURY	96,347,896
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[6]	10,897,081,705
		OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	13,773,386
		TOTAL NET ASSETS—100%	$10,910,855,091
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $2,572,219,293, which represented 23.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $2,572,219,293, which represented 23.6% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate MuniFund Term Preferred
6
Federated Government Reserves Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—44.7%
$310,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.191% - 0.370%, 11/1/2012 - 12/20/2012	$309,963,801
30,000,000		Federal Farm Credit System Note, 0.170%, 10/9/2013	29,987,983
275,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.151% - 0.360%, 11/1/2012 - 12/20/2012	274,908,456
1,213,820,000		Federal Home Loan Bank System Notes, 0.125% - 5.375%, 2/14/2013 - 11/29/2013	1,215,435,468
477,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.154% - 0.185%, 11/2/2012 - 11/19/2012	476,931,991
247,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.165% - 0.169%, 11/1/2012 - 11/6/2012	246,946,596
270,880,000		Federal Home Loan Mortgage Corp. Notes, 0.375% - 4.125%, 11/30/2012 - 11/1/2013	271,083,104
491,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.175% - 0.410%, 11/1/2012 - 11/20/2012	490,894,123
583,163,000		Federal National Mortgage Association Notes, 0.375% - 4.375%, 12/28/2012 - 8/9/2013	585,720,001
1,116,958,000	[2,3,4]	Straight A Funding, LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.180%, 11/1/2012 - 1/28/2013	1,116,722,543
		TOTAL GOVERNMENT AGENCIES	5,018,594,066
		U.S. TREASURY—0.8%
30,000,000		United States Treasury Note, 0.500%, 11/15/2013	30,088,297
25,000,000		United States Treasury Note, 0.750%, 3/31/2013	25,054,127
30,000,000		United States Treasury Note, 3.375%, 7/31/2013	30,711,737
		TOTAL U.S. TREASURY	85,854,161
		REPURCHASE AGREEMENTS—54.4%
133,000,000	[5]	Repurchase agreement 0.18%, dated 10/24/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $133,059,850 on 1/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $135,665,427.	133,000,000
93,000,000	[5]	Repurchase agreement 0.20%, dated 9/17/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $93,047,017 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $94,883,715.	93,000,000
187,000,000	[5]	Repurchase agreement 0.20%, dated 9/4/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $187,093,500 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $190,801,461.	187,000,000
250,000,000		Repurchase agreement 0.35%, dated 10/31/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,017,014 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2042 and the market value of those underlying securities was $255,002,479.	250,000,000
172,000,000	[5]	Repurchase agreement 0.22%, dated 10/15/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $172,031,533 on 11/14/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2042 and the market value of those underlying securities was $177,178,405.	172,000,000
92,000,000	[5]	Repurchase agreement 0.23%, dated 10/17/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $92,017,633 on 11/16/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2042 and the market value of those underlying securities was $94,769,081.	92,000,000
326,000,000	[5]	Repurchase agreement 0.23%, dated 10/18/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $326,066,649 on 11/19/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $335,810,034.	326,000,000
506,000,000		Repurchase agreement 0.33%, dated 10/31/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $506,004,638 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $516,124,731.	506,000,000
363,000,000		Repurchase agreement 0.23%, dated 10/25/2012 under which Citigroup Global Markets, Inc., will repurchase the securities provided as collateral for $363,016,234 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $374,380,223.	363,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$341,000,000		Repurchase agreement 0.30%, dated 10/31/2012 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $341,019,892 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $348,934,947.	$341,000,000
236,000,000		Interest in $750,000,000, joint repurchase agreement 0.33%, dated 10/31/2012 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,006,875 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2047 and the market value of those underlying securities was $768,562,714.	236,000,000
189,000,000	[5]	Repurchase agreement 0.20%, dated 10/5/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $189,032,550 on 11/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $194,674,812.	189,000,000
190,000,000	[5]	Repurchase agreement 0.22%, dated 10/11/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $190,038,317 on 11/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $194,487,947.	190,000,000
384,000,000	[5]	Repurchase agreement 0.22%, dated 8/13/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $384,215,893 on 11/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $394,473,020.	384,000,000
203,000,000	[5]	Repurchase agreement 0.23%, dated 10/11/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $203,044,096 on 11/14/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $207,594,516.	203,000,000
1,000,000,000		Repurchase agreement 0.35%, dated 10/31/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $1,000,009,722 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $1,020,009,917.	1,000,000,000
277,000,000		Repurchase agreement 0.20%, dated 10/26/2012 under which Goldman Sachs and Co. will repurchase the securities provided as collateral for $277,010,772 on 11/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2041 and the market value of those underlying securities was $285,319,511.	277,000,000
184,000,000		Repurchase agreement 0.24%, dated 10/31/2012 under which Goldman Sachs and Co. will repurchase the securities provided as collateral for $184,008,587 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2038 and the market value of those underlying securities was $189,521,264.	184,000,000
184,000,000		Repurchase agreement 0.26%, dated 10/29/2012 under which Goldman Sachs and Co. will repurchase the securities provided as collateral for $184,009,302 on 11/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2038 and the market value of those underlying securities was $189,524,106.	184,000,000
800,000,000		Interest in $1,100,000,000, joint repurchase agreement 0.33%, dated 10/31/2012 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $1,100,010,083 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2042 and the market value of those underlying securities was $1,122,010,507.	800,000,000
		TOTAL REPURCHASE AGREEMENTS	6,110,000,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[6]	11,214,448,227
		OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	15,761,731
		TOTAL NET ASSETS—100%	$11,230,209,958
1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $1,116,722,543, which represented 9.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $1,116,722,543, which represented 9.9% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
2

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Master Trust
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—7.0%
		Finance - Automotive—1.3%
$723,739		Ally Auto Receivables Trust 2012-SN1, Class A1, 0.250%, 9/20/2013	$723,739
485,435		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	485,435
17,282		Mercedes-Benz Auto Lease Trust 2012-A, Class A1, 0.344%, 4/15/2013	17,282
		TOTAL	1,226,456
		Finance - Retail—5.7%
3,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.414%, 11/19/2012	3,000,000
500,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.411%, 11/20/2012	500,000
2,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.414%, 11/15/2012	2,000,000
		TOTAL	5,500,000
		TOTAL ASSET-BACKED SECURITIES	6,726,456
		Bank Note—4.2%
		Finance - Banking—4.2%
4,000,000		Bank of America N.A., 0.440%, 11/16/2012	4,000,000
		Certificates of Deposit—29.6%
		Finance - Banking—29.6%
2,500,000		BNP Paribas SA, 0.250%, 12/18/2012	2,500,000
1,000,000		Bank of Montreal, 0.380%, 10/15/2013	1,000,000
2,000,000	[3]	Bank of Montreal, 0.465%, 11/15/2012	2,000,000
3,900,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.310% - 0.340%, 11/16/2012 - 1/23/2013	3,900,000
4,000,000		Barclays Bank PLC, 0.350%, 11/20/2012	4,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.301%, 11/26/2012	2,000,000
2,000,000		Deutsche Bank AG, 0.330%, 11/29/2012	2,000,000
3,000,000	[3]	JPMorgan Chase Bank, N.A., 0.331%, 11/21/2012	3,000,000
2,000,000		Mizuho Corporate Bank Ltd., 0.300%, 11/13/2012	2,000,000
2,000,000		Rabobank Nederland NV, Utrecht, 0.350%, 4/15/2013	2,000,000
3,000,000		Sumitomo Mitsui Banking Corp., 0.300%, 1/25/2013	3,000,000
1,000,000	[3]	Toronto Dominion Bank, 0.418%, 11/13/2012	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	28,400,000
		Collateralized Loan Agreements—4.7%
		Finance - Banking—4.7%
500,000		Citigroup Global Markets, Inc., 0.679%, 11/1/2012	500,000
4,000,000		Wells Fargo Securities, LLC, 0.385%, 12/31/2012	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,500,000
		Commercial Paper—22.8%[4]
		Electric Power—1.5%
1,500,000	[1,2]	Electricite de France SA, 0.420%, 1/25/2013	1,498,512
		Finance - Banking—10.0%
1,600,000	[1,2]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	1,598,432
4,000,000		ING (U.S.) Funding LLC, 0.350%, 11/13/2012	3,999,533
2,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.351%, 11/6/2012	1,999,903
2,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.325%, 11/1/2012	2,000,000
		TOTAL	9,597,868
		Finance - Commercial—1.9%
1,800,000	[1,2]	Alpine Securitization Corp., 0.240%, 11/26/2012	1,799,700
		Finance - Retail—5.2%
5,000,000	[1,2]	Salisbury Receivables Company LLC, 0.350%, 1/16/2013	4,996,306
1

Principal Amount			Value
		Commercial Paper—continued[4]
		Sovereign—4.2%
$4,000,000	[1,2]	Kells Funding, LLC, 0.330%, 2/11/2013	$3,996,260
		TOTAL COMMERCIAL PAPER	21,888,646
		Corporate Bonds—3.1%
		Diversified—0.7%
658,000		General Electric Co., 5.000%, 2/1/2013	665,255
		Finance - Banking—0.8%
710,000		Bank of New York Mellon Corp., 4.950%, 11/1/2012	710,000
		Finance - Commercial—1.6%
400,000	[3]	General Electric Capital Corp., 0.575%, 11/1/2012	400,000
659,000		General Electric Capital Corp., 2.800%, 1/8/2013	661,164
250,000		General Electric Capital Corp., 4.800%, 5/1/2013	255,520
250,000		General Electric Capital Corp., 5.450%, 1/15/2013	252,484
		TOTAL	1,569,168
		TOTAL CORPORATE BONDS	2,944,423
		Corporate Note—2.1%
		Finance - Commercial—2.1%
2,000,000		General Electric Capital Corp., 4.250%, 1/31/2013	2,018,201
		Notes - Variable—3.7%[3]
		Finance - Banking—1.6%
1,600,000		JPMorgan Chase Bank, N.A., 0.334%, 11/28/2012	1,600,000
		Government Agency—2.1%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.200%, 11/1/2012	2,000,000
		TOTAL NOTES—VARIABLE	3,600,000
		U.S. Treasury Note—1.1%
		U.S. Treasury Note—1.1%
1,000,000		United States Treasury, 3.125%, 4/30/2013	1,014,188
		Repurchase Agreement—20.6%
19,829,000		Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	19,829,000
		TOTAL INVESTMENTS—98.9% (AT AMORTIZED COST)[5]	94,920,914
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	1,092,379
		TOTAL NET ASSETS—100%	$96,013,293
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $23,389,113, which represented 24.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $23,389,113, which represented 24.4% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronym is used throughout this portfolio:
FNMA	—Federal National Mortgage Association
LOC	—Letter of Credit
3
Federated Municipal Trust
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.6%[1,2]
		Alabama—0.1%
$600,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 1.820%, 11/1/2012	$600,000
		Arkansas—2.7%
6,400,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.310%, 11/1/2012	6,400,000
7,530,000		Pulaski County, AR Public Facilities Board, (Series 2012: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.310%, 11/1/2012	7,530,000
		TOTAL	13,930,000
		California—3.9%
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank N.A. New York), 0.310%, 11/1/2012	7,000,000
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank N.A. New York), 0.310%, 11/1/2012	13,000,000
		TOTAL	20,000,000
		Colorado—3.4%
2,055,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/1/2012	2,055,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 12/20/2012	15,000,000
		TOTAL	17,055,000
		Connecticut—0.2%
1,000,000		New London, CT, (Lot A), 1.50% BANs, 11/29/2012	1,000,607
		Florida—1.1%
2,000,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.330%, 11/1/2012	2,000,000
1,345,000		Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 0.330%, 11/7/2012	1,345,000
2,100,000		St. Lucie County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.260%, 11/1/2012	2,100,000
		TOTAL	5,445,000
		Georgia—3.1%
3,000,000		DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	3,001,852
5,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	5,004,884
7,500,000		Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.280%, 11/7/2012	7,500,000
		TOTAL	15,506,736
		Illinois—8.7%
3,515,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.340%, 11/1/2012	3,515,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.460%, 11/1/2012	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.350%, 11/1/2012	4,485,000
2,000,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/1/2012	2,000,000
10,870,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.350%, 11/1/2012	10,870,000
3,000,000		Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	3,008,567
14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/1/2012	14,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.370%, 11/7/2012	3,000,000
		TOTAL	44,278,567
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—1.2%
$6,000,000		Indiana State Finance Authority Environmental Revenue, IDRB (Series 2011) Weekly VRDNs (Modern Forge Indiana LLC)/(Fifth Third Bank, Cincinnati LOC), 0.350%, 11/2/2012	$6,000,000
		Kentucky—0.8%
945,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.350%, 11/1/2012	945,000
3,120,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.540%, 11/1/2012	3,120,000
		TOTAL	4,065,000
		Louisiana—0.7%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/7/2012	3,300,000
		Maine—3.9%
9,700,000		Maine State Housing Authority, (Series 2004B-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.240%, 11/1/2012	9,700,000
10,000,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 11/1/2012	10,000,000
		TOTAL	19,700,000
		Maryland—1.1%
5,505,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.250%, 11/1/2012	5,505,000
		Michigan—2.8%
7,410,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(BMO Harris Bank, N.A. LOC), 0.590%, 11/1/2012	7,410,000
6,860,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/2/2012	6,860,000
		TOTAL	14,270,000
		Mississippi—1.5%
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 1.25% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2012	7,800,000
		Multi State—3.3%
1,175,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.360%, 11/1/2012	1,175,000
1,568,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.360%, 11/1/2012	1,568,000
4,060,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.360%, 11/1/2012	4,060,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (Barclays Bank PLC GTD), 0.330%, 11/1/2012	10,000,000
		TOTAL	16,803,000
		Nevada—0.5%
2,595,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 11/1/2012	2,595,000
		New Hampshire—4.6%
23,290,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.260%, 11/1/2012	23,290,000
		New Jersey—11.4%
3,000,000		Fairfield Township, NJ, 1.000% BANs, 2/21/2013	3,003,645
2,000,000		Freehold Borough, NJ, 1.750% BANs, 12/20/2012	2,001,719
2,700,000		Haddon Township, NJ, (Series 2011A), 1.500% BANs, 11/16/2012	2,700,547
5,000,000		Highland Park, NJ, 1.250% BANs, 11/1/2013	5,028,200
2,000,000		Jackson Township, NJ, (Series 2012A), 1.250% BANs, 8/7/2013	2,008,033
6,390,762		Lodi, NJ, 1.500% BANs, 1/11/2013	6,396,272
4,085,000		Margate, NJ, 1.250% BANs, 7/23/2013	4,103,191
7,500,000		Millburn Township, NJ, 1.000% BANs, 6/19/2013	7,523,569
10,000,000	[3,4]	New Jersey State, (Series Fiscal 2013B), 0.464%, VRDNs, 6/27/2013	10,000,000
5,321,218		North Plainfield, NJ, 1.500% BANs, 6/11/2013	5,340,755
1,600,000		North Wildwood, NJ, 1.500% BANs, 5/17/2013	1,604,962
2,009,800		Oradell Borough, NJ, 1.250% BANs, 4/12/2013	2,014,487
3,000,000		Roselle, NJ, 1.500% BANs, 5/22/2013	3,010,189
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$2,983,000		Vernon Township, NJ, 1.500% BANs, 5/24/2013	$2,994,582
		TOTAL	57,730,151
		New York—6.8%
515,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 11/1/2012	515,000
1,480,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.490%, 11/1/2012	1,480,000
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.370%, 11/1/2012	1,295,000
12,090,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11683) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 11/1/2012	12,090,000
6,335,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11701) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 11/1/2012	6,335,000
6,450,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 11/1/2012	6,450,000
335,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11705) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 11/1/2012	335,000
6,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	6,042,601
		TOTAL	34,542,601
		Ohio—1.0%
3,155,000		Butler County, OH, 0.40% BANs, 8/1/2013	3,155,000
1,700,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.240%, 11/7/2012	1,700,000
		TOTAL	4,855,000
		Oklahoma—1.4%
7,221,454	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.330%, 11/1/2012	7,221,454
		Oregon—3.9%
20,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/1/2012	20,000,000
		Pennsylvania—0.3%
1,370,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 11/1/2012	1,370,000
		Rhode Island—1.5%
4,050,000		Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.300%, 11/7/2012	4,050,000
3,815,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.310%, 11/7/2012	3,815,000
		TOTAL	7,865,000
		Tennessee—3.7%
3,565,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.350%, 11/2/2012	3,565,000
2,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.350%, 11/7/2012	2,500,000
6,615,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/2/2012	6,615,000
5,965,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/2/2012	5,965,000
		TOTAL	18,645,000
		Texas—5.6%
14,000,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.270%, 11/1/2012	14,000,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs (Hickory Manor Senior Apartments)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/1/2012	9,400,000
5,000,000	[3,4]	Texas State, PUTTERs (Series 4264) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 11/1/2012	5,000,000
		TOTAL	28,400,000
		Vermont—10.6%
11,000,000		Vermont HFA, (Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.260%, 11/7/2012	11,000,000
13,800,000		Vermont HFA, SFH Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.260%, 11/7/2012	13,800,000
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Vermont—continued
$14,500,000	Vermont HFA, SFH Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.260%, 11/7/2012	$14,500,000
14,500,000	Vermont State Student Assistance Corp., Education Loan Revenue Bonds (Senior Series 2008B-1) Weekly VRDNs (Bank of New York Mellon LOC), 0.240%, 11/1/2012	14,500,000
	TOTAL	53,800,000
	Virginia—0.4%
2,200,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 1.05% CP (Virginia Electric & Power Co.), Mandatory Tender 11/20/2012	2,200,000
	Washington—7.0%
6,125,000	Port Bellingham, WA Industrial Development Corp., (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.300%, 11/1/2012	6,125,000
29,240,000	Washington State Housing Finance Commission: MFH, (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.270%, 11/1/2012	29,240,000
	TOTAL	35,365,000
	Wisconsin—3.4%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.360%, 11/1/2012	7,710,000
5,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.590%, 11/1/2012	5,000,000
4,540,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.290%, 11/1/2012	4,540,000
	TOTAL	17,250,000
	TOTAL INVESTMENTS—100.6% (AT AMORTIZED COST)[5]	510,388,116
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(2,895,864)
	TOTAL NET ASSETS—100%	$507,492,252
Securities that are subject to the federal alternative minimum tax (AMT) represent 65.8% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Market Value
First Tier	Second Tier
99.2%	0.8%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $101,234,454, which represented 19.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $101,234,454, which represented 19.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
4

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDC	—Economic Development Corporation
EDRB	—Economic Development Revenue Bond
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SFH	—Single Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
5
Federated Government Obligations Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—37.6%
$8,500,000	[1]	Federal Farm Credit System Discount Notes, 0.156%, 11/21/2012	$8,499,244
803,110,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.094%—0.370%, 11/1/2012 - 12/20/2012	803,079,658
140,333,000		Federal Farm Credit System Notes, 0.170%—1.875%, 11/2/2012 - 11/29/2013	140,434,994
57,020,000	[1]	Federal Home Loan Bank System Discount Notes, 0.154%—0.180%, 11/7/2012 - 2/12/2013	57,005,640
655,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.142%—0.370%, 11/1/2012 - 12/20/2012	655,395,011
3,504,205,000		Federal Home Loan Bank System Notes, 0.125%—5.375%, 11/5/2012 - 11/29/2013	3,510,940,847
65,263,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.116%—0.188%, 11/13/2012 - 2/13/2013	65,245,167
1,445,645,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.154%—0.360%, 11/1/2012 - 11/17/2012	1,445,439,948
672,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.164%—0.169%, 11/3/2012 - 11/6/2012	671,854,308
671,303,000		Federal Home Loan Mortgage Corp. Notes, 0.375%—4.500%, 11/26/2012 - 11/27/2013	675,117,437
35,345,000	[1]	Federal National Mortgage Association Discount Notes, 0.148%—0.164%, 1/7/2013 - 2/14/2013	35,331,125
1,383,510,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.174%—0.410%, 11/1/2012 - 11/20/2012	1,383,274,446
1,377,411,000		Federal National Mortgage Association Notes, 0.375%—4.750%, 11/19/2012 - 11/14/2013	1,384,428,665
462,589,200	[2]	Housing and Urban Development Floating Rate Notes, 0.560%, 11/1/2012	462,589,200
		TOTAL GOVERNMENT AGENCIES	11,298,635,690
		U.S. Treasury—0.8%
75,000,000		United States Treasury Notes, 0.500%, 11/15/2013	75,220,743
8,000,000		United States Treasury Notes, 0.625%, 1/31/2013	8,009,195
61,000,000		United States Treasury Notes, 0.750%, 3/31/2013	61,132,071
95,500,000		United States Treasury Notes, 3.375%, 7/31/2013	97,765,695
		TOTAL U.S. TREASURY	242,127,704
		Repurchase Agreements—61.5%
475,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.22%, dated 10/15/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,142,267 on 11/14/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $799,363,037.	475,000,000
248,000,000	[3]	Interest in $387,000,000 joint repurchase agreement 0.23%, dated 10/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,074,175 on 11/16/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $394,908,750.	248,000,000
860,000,000	[3]	Interest in $1,349,000,000 joint repurchase agreement 0.23%, dated 10/17/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,349,275,796 on 11/19/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $1,385,189,942.	860,000,000
18,000,000		Interest in $818,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $818,007,498 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2042 and the market value of those underlying securities was $834,367,649.	18,000,000
871,829,000		Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	871,829,000
387,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.18%, dated 10/24/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,263,250 on 1/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $596,723,868.	387,000,000
247,000,000	[3]	Interest in $386,000,000 joint repurchase agreement 0.20%, dated 9/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $386,195,144 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $394,793,254.	247,000,000
441,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.20%, dated 9/18/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,250,000 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $510,124,689.	441,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$206,000,000	[3]	Interest in $311,000,000 joint repurchase agreement 0.20%, dated 9/24/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,152,044 on 12/21/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $317,286,969.	$206,000,000
492,000,000	[3]	Interest in $770,000,000 joint repurchase agreement 0.20%, dated 9/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $770,385,000 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $785,685,988.	492,000,000
256,000,000		Interest in $400,000,000 joint repurchase agreement 0.22%, dated 10/25/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $400,017,111 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2022 and the market value of those underlying securities was $408,019,045.	256,000,000
1,265,000,000		Interest in $2,975,000,000 joint repurchase agreement 0.30%, dated 10/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,975,024,792 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $3,034,525,302.	1,265,000,000
486,000,000		Interest in $750,000,000 joint repurchase agreement 0.35%, dated 10/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,051,042 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2042 and the market value of those underlying securities was $765,007,438.	486,000,000
2,311,553,000		Interest in $4,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $4,000,027,778 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $4,080,028,417.	2,311,553,000
524,000,000	[3]	Interest in $811,000,000 joint repurchase agreement 0.20%, dated 10/5/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $811,139,672 on 11/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2042 and the market value of those underlying securities was $834,413,874.	524,000,000
1,044,000,000	[3]	Interest in $1,616,000,000 joint repurchase agreement 0.22%, dated 8/13/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,616,908,551 on 11/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,657,134,876.	1,044,000,000
520,000,000	[3]	Interest in $810,000,000 joint repurchase agreement 0.22%, dated 10/10/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $810,163,350 on 11/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2042 and the market value of those underlying securities was $828,078,444.	520,000,000
148,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 10/29/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,042,778 on 11/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,020,012,572.	148,000,000
556,085,000	[3]	Interest in $797,000,000 joint repurchase agreement 0.23%, dated 10/11/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $797,173,126 on 11/14/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2042 and the market value of those underlying securities was $813,155,478.	556,085,000
600,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.20%, dated 10/26/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,159,045,072 on 11/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,193,809,793.	600,000,000
499,000,000		Interest in $772,000,000 joint repurchase agreement 0.24%, dated 10/31/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $772,036,027 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $795,165,302.	499,000,000
500,000,000		Interest in $773,000,000 joint repurchase agreement 0.26%, dated 10/29/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,039,079 on 11/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $796,207,251.	500,000,000
500,000,000	[3]	Interest in $773,000,000 joint repurchase agreement 0.26%, dated 10/29/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,039,079 on 11/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $796,201,501.	500,000,000
250,000,000		Repurchase agreement 0.33%, dated 10/31/2012 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $250,002,292 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2042 and the market value of those underlying securities was $257,500,113.	250,000,000
2

Principal Amount			Value
		Repurchase Agreements—continued
$486,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.26%, dated 10/22/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,531,556 on 1/22/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $818,238,361.	$486,000,000
546,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 10/19/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,189,444 on 11/19/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 11/16/2051 and the market value of those underlying securities was $1,030,076,175.	546,000,000
1,250,000,000		Repurchase agreement 0.32%, dated 10/31/2012 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $1,250,011,111 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $1,280,962,700.	1,250,000,000
250,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 10/15/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,091,667 on 11/14/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $511,855,085.	250,000,000
1,400,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Royal Bank of Scotland will repurchase securities provided as collateral for $4,500,031,250 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $4,590,004,741.	1,400,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.29%, dated 10/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,008,056 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $1,020,008,217.	500,000,000
334,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.19%, dated 10/1/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,081,806 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency & U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $510,083,483.	334,000,000
		TOTAL REPURCHASE AGREEMENTS	18,471,467,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	30,012,230,394
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	17,529,688
		TOTAL NET ASSETS—100%	$30,029,760,082
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
4
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—43.7%
$172,500,000	[1]	Federal Farm Credit System Discount Notes, 0.110% - 0.160%, 11/1/2012 - 1/22/2013	$172,472,942
1,213,450,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.111% - 0.317%, 11/1/2012 - 11/28/2012	1,213,425,905
87,000,000		Federal Farm Credit System Notes, 0.150% - 1.875%, 12/7/2012 - 2/21/2013	87,043,106
461,930,000	[1]	Federal Home Loan Bank System Discount Notes, 0.130% - 0.165%, 11/9/2012 - 4/12/2013	461,830,459
333,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.210% - 0.220%, 11/1/2012	332,994,558
565,000,000		Federal Home Loan Bank System Notes, 0.150% - 1.750%, 11/21/2012 - 4/5/2013	565,155,683
		TOTAL GOVERNMENT AGENCIES	2,832,922,653
		U.S. TREASURY—54.6%
140,000,000	[1]	United States Treasury Bill, 0.085%, 12/20/2012	139,983,802
50,000,000	[1]	United States Treasury Bill, 0.100%, 11/15/2012	49,998,056
50,000,000	[1]	United States Treasury Bill, 0.115%, 11/8/2012	49,998,882
250,000,000	[1]	United States Treasury Bill, 0.125%, 11/23/2012	249,980,903
95,000,000	[1]	United States Treasury Bill, 0.150%, 11/1/2012	95,000,000
94,000,000		United States Treasury Note, 0.625%, 1/31/2013	94,116,669
578,000,000		United States Treasury Note, 0.625%, 12/31/2012	578,453,134
355,000,000		United States Treasury Note, 1.125%, 12/15/2012	355,422,570
174,000,000		United States Treasury Note, 1.375%, 2/15/2013	174,621,949
115,000,000		United States Treasury Note, 2.500%, 3/31/2013	116,108,510
250,000,000		United States Treasury Note, 3.375%, 11/30/2012	250,640,933
882,000,000		United States Treasury Notes, 0.625% 2.750%, 2/28/2013	883,728,558
500,000,000		United States Treasury Notes, 1.375% 4.000%, 11/15/2012	500,538,344
		TOTAL U.S. TREASURY	3,538,592,310
		TOTAL INVESTMENTS—98.3% (AT AMORTIZED COST)[3]	6,371,514,963
		OTHER ASSETS AND LIABILITIES - NET—1.7%[4]	111,232,794
		TOTAL NET ASSETS—100%	$6,482,747,757
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2
Federated Liberty U.S. Government Money Market Trust
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—42.7%
$5,350,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.094% - 0.420%, 11/1/2012 - 12/20/2012	$5,351,182
500,000		Federal Farm Credit System Note, 0.170%, 10/9/2013	499,800
2,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.151% - 0.360%, 11/1/2012 - 12/20/2012	2,299,498
17,535,000		Federal Home Loan Bank System Notes, 0.125% - 5.375%, 2/15/2013 - 9/24/2013	17,619,742
7,250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.154% - 0.185%, 11/2/2012 - 11/17/2012	7,248,927
4,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.164% - 0.169%, 11/3/2012 - 11/6/2012	3,999,130
3,615,000		Federal Home Loan Mortgage Corp., Notes, 0.515% - 1.625%, 11/26/2012 - 11/1/2013	3,621,806
5,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.174% - 0.410%, 11/1/2012 - 11/20/2012	5,498,587
5,900,000		Federal National Mortgage Association Notes, 0.375% - 3.250%, 12/28/2012 - 8/9/2013	5,926,416
9,042,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.180%, 11/1/2012 - 1/28/2013	9,040,247
		TOTAL GOVERNMENT AGENCIES	61,105,335
		U.S. Treasury—0.4%
500,000		United States Treasury Notes, 3.375%, 7/31/2013	511,862
		Repurchase Agreements—57.1%
3,000,000	[5]	Interest in $776,000,000 joint repurchase agreement 0.22%, dated 10/15/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,142,267 on 11/14/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $799,363,037.	3,000,000
1,000,000	[5]	Interest in $387,000,000 joint repurchase agreement 0.23%, dated 10/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,074,175 on 11/16/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $394,908,750.	1,000,000
4,000,000	[5]	Interest in $1,349,000,000 joint repurchase agreement 0.23%, dated 10/17/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,349,275,796 on 11/19/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $1,385,189,942.	4,000,000
10,609,000		Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	10,609,000
2,000,000	[5]	Interest in $585,000,000 joint repurchase agreement 0.18%, dated 10/24/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,263,250 on 1/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $596,723,868.	2,000,000
1,000,000	[5]	Interest in $386,000,000 joint repurchase agreement 0.20%, dated 9/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $386,195,144 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $394,793,254.	1,000,000
2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.20%, dated 9/18/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,250,000 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $510,124,689.	2,000,000
1,000,000	[5]	Interest in $311,000,000 joint repurchase agreement 0.20%, dated 9/24/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,152,044 on 12/21/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $317,286,969.	1,000,000
2,000,000	[5]	Interest in $770,000,000 joint repurchase agreement 0.20%, dated 9/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $770,385,000 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $785,685,988.	2,000,000
1,000,000		Interest in $400,000,000 joint repurchase agreement 0.22%, dated 10/25/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $400,017,111 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2022 and the market value of those underlying securities was $408,019,045.	1,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$2,000,000		Interest in $750,000,000 joint repurchase agreement 0.35%, dated 10/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,051,042 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2042 and the market value of those underlying securities was $765,007,438.	$2,000,000
1,000,000		Interest in $137,000,000 joint repurchase agreement 0.23%, dated 10/25/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $137,006,127 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $140,004,559.	1,000,000
4,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.30%, dated 10/31/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,159,067,608 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,185,425,427.	4,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.28%, dated 10/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,003,889 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2042 and the market value of those underlying securities was $510,003,967.	10,000,000
2,000,000	[5]	Interest in $811,000,000 joint repurchase agreement 0.20%, dated 10/5/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $811,139,672 on 11/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2042 and the market value of those underlying securities was $834,413,874.	2,000,000
5,000,000	[5]	Interest in $1,616,000,000 joint repurchase agreement 0.22%, dated 8/13/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,616,908,551 on 11/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,657,134,876.	5,000,000
2,000,000	[5]	Interest in $810,000,000 joint repurchase agreement 0.22%, dated 10/10/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $810,163,350 on 11/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2042 and the market value of those underlying securities was $828,078,444.	2,000,000
4,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.20%, dated 10/26/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,159,045,072 on 11/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,193,809,793.	4,000,000
2,000,000		Interest in $772,000,000 joint repurchase agreement 0.24%, dated 10/31/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $772,036,027 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $795,165,302.	2,000,000
2,000,000		Interest in $773,000,000 joint repurchase agreement 0.26%, dated 10/29/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,039,079 on 11/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $796,207,251.	2,000,000
2,000,000		Interest in $773,000,000 joint repurchase agreement 0.26%, dated 10/29/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,039,079 on 11/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $796,201,501.	2,000,000
2,000,000	[5]	Interest in $800,000,000 joint repurchase agreement 0.26%, dated 10/22/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,531,556 on 1/22/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $818,238,361.	2,000,000
4,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 10/19/2012 under which J.P. Morgan Securities LLC. will repurchase securities provided as collateral for $1,000,189,444 on 11/19/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 11/16/2051 and the market value of those underlying securities was $1,030,076,175.	4,000,000
10,000,000		Interest in $300,000,000 joint repurchase agreement 0.28%, dated 10/31/2012 under which J.P. Morgan Securities LLC. will repurchase securities provided as collateral for $300,002,333 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $306,000,231.	10,000,000
2

Principal Amount			Value
		Repurchase Agreements—continued
$2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.19%, dated 10/1/2012 under which TD Securities USA, LLC will repurchase securities provided as collateral for $500,081,806 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $510,083,483.	$2,000,000
		TOTAL REPURCHASE AGREEMENTS	81,609,000
		TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[6]	143,226,197
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[7]	(286,001)
		TOTAL NET ASSETS—100%	$142,940,196
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $9,040,247, which represented 6.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $9,040,247, which represented 6.3% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Money Market Management
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.6%
		Finance - Automotive—0.6%
$125,713		Santander Drive Auto Receivables Trust 2012-3, Class A1, 0.328%, 5/15/2013	$125,713
		Certificates of Deposit—37.5%
		Finance - Banking—37.5%
500,000		BNP Paribas SA, 0.250%, 12/18/2012	500,000
1,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260%, 2/19/2013	1,000,000
500,000		Barclays Bank PLC, 0.330%, 11/6/2012	500,000
500,000		Branch Banking & Trust Co., 0.390%, 1/18/2013	500,000
1,000,000	[1]	Canadian Imperial Bank of Commerce, 0.301%, 11/26/2012	1,000,000
500,000		Credit Agricole Corporate and Investment Bank, 0.350%, 12/18/2012	500,000
1,000,000		Deutsche Bank AG, 0.300%, 1/28/2013	1,000,000
1,000,000		Mizuho Corporate Bank Ltd., 0.240%, 1/23/2013	1,000,000
1,000,000		Rabobank Nederland NV, Utrecht, 0.310%, 12/6/2012	1,000,000
1,000,000		Sumitomo Mitsui Banking Corp., 0.350%, 1/10/2013	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	8,000,000
		Collateralized Loan Agreements—14.0%
		Finance - Banking—14.0%
1,000,000		JP Morgan Securities LLC, 0.456%, 11/7/2012	1,000,000
1,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.477%, 11/1/2012	1,000,000
1,000,000		Wells Fargo Securities, LLC, 0.385%, 12/31/2012	1,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,000,000
		Commercial Paper—19.7%[2]
		Finance - Banking—6.6%
400,000	[3,4]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	399,608
1,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 12/27/2012	999,378
		TOTAL	1,398,986
		Finance - Commercial—2.8%
600,000	[3,4]	Atlantic Asset Securitization LLC, 0.370%, 12/21/2012	599,692
		Finance - Retail—5.6%
500,000	[3,4]	Jupiter Securitization Company LLC, 0.331%, 3/7/2013	499,422
700,000	[3,4]	Salisbury Receivables Company LLC, 0.350%, 1/16/2013	699,483
		TOTAL	1,198,905
		Sovereign—4.7%
1,000,000	[3,4]	Kells Funding, LLC, 0.330%, 2/11/2013	999,065
		TOTAL COMMERCIAL PAPER	4,196,648
		Corporate Bonds—2.1%
		Diversified—1.2%
250,000		General Electric Co., 5.000%, 2/1/2013	252,758
		Finance - Commercial—0.9%
200,000		General Electric Capital Corp., 5.450%, 1/15/2013	202,085
		TOTAL CORPORATE BONDS	454,843
		Notes - Variable—9.4%[1]
		Finance - Banking—9.4%
1,000,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.200%, 11/1/2012	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.200%, 11/1/2012	1,000,000
		TOTAL NOTES—VARIABLE	2,000,000
1

Principal Amount		Value
	Repurchase Agreement—16.3%
$3,489,000	Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	$3,489,000
	TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	21,266,204
	OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	87,909
	TOTAL NET ASSETS—100%	$21,354,112
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $3,197,270, which represented 15.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $3,197,270, which represented 15.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronym is used throughout this portfolio:
LOC	—Letter of Credit
2
Federated Municipal Obligations Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.8%[1,2]
	Alabama—2.9%
$200,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.260%, 11/1/2012	$200,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	7,325,000
6,000,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	6,000,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	8,440,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.390%, 11/1/2012	10,000,000
4,400,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.340%, 11/1/2012	4,400,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.270%, 11/1/2012	25,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.250%, 11/1/2012	15,000,000
16,010,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.260%, 11/1/2012	16,010,000
9,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.300%, 11/1/2012	9,000,000
4,400,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 11/1/2012	4,400,000
	TOTAL	105,775,000
	Alaska—0.4%
14,000,000	Alaska Student Loan Corporation, (Senior Series 2012B-1), 0.37% TOBs (State Street Bank and Trust Co. LOC), Mandatory Tender 6/1/2013	14,000,000
	Arizona—0.2%
3,200,000	Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.250%, 11/1/2012	3,200,000
4,000,000	Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 11/1/2012	4,000,000
	TOTAL	7,200,000
	Arkansas—0.6%
15,000,000	Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/1/2012	15,000,000
7,100,000	Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/1/2012	7,100,000
	TOTAL	22,100,000
	California—10.5%
3,250,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.270%, 11/1/2012	3,250,000
2,585,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.290%, 11/1/2012	2,585,000
8,645,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 1.200%, 11/1/2012	8,645,000
14,000,000	California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.230%, 11/1/2012	14,000,000
2,230,000	California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.290%, 11/7/2012	2,230,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.260%, 11/1/2012	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 11/1/2012	6,815,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.310%, 11/1/2012	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.260%, 11/1/2012	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.310%, 11/1/2012	2,940,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.260%, 11/1/2012	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.260%, 11/1/2012	2,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	2,350,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	$2,000,000
1,910,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.290%, 11/7/2012	1,910,000
7,975,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/7/2012	7,975,000
2,245,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.280%, 11/7/2012	2,245,000
2,425,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.290%, 11/7/2012	2,425,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.290%, 11/7/2012	2,805,000
2,540,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(Union Bank, N.A. LOC), 0.280%, 11/7/2012	2,540,000
3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.290%, 11/7/2012	3,030,000
6,480,000		California PCFA, (Series 2012A) Weekly VRDNs (Zero Waste Energy Development Company LLC)/(Comerica Bank LOC), 0.290%, 11/7/2012	6,480,000
75,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	75,979,064
100,000,000	[3,4]	California State, PUTTERs (Series 4265) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.230%, 11/1/2012	100,000,000
2,800,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.600%, 11/1/2012	2,800,000
3,825,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.360%, 11/1/2012	3,825,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.320%, 11/7/2012	8,000,000
18,010,000		California Statewide CDA, (Series 2004) Daily VRDNs (North Peninsula Jewish Campus)/(Bank of America N.A. LOC), 0.270%, 11/1/2012	18,010,000
35,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.200%, 11/1/2012	35,000
8,835,000	[3,4]	Los Angeles County, CA, P-FLOATs (Series PT-3700) Weekly VRDNs (Windward Preservation Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.440%, 11/1/2012	8,835,000
8,300,000		Los Angeles, CA Department of Airports, (Series B-1), 0.28% CP (Los Angeles International Airport)/(Bank of America N.A. LOC), Mandatory Tender 12/3/2012	8,300,000
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (956 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.310%, 11/1/2012	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.310%, 11/1/2012	15,000,000
1,730,000		Sacramento County, CA Airport System, (Series B), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	1,773,403
2,340,000		Sacramento County, CA Airport System, (Series E), 4.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2013	2,398,706
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.30% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/25/2013	22,580,000
11,245,000		Tustin, CA USD, Special Tax District: Community Facilities District #07-1, (Series 2010) Daily VRDNs (Bank of America N.A. LOC), 0.260%, 11/1/2012	11,245,000
		TOTAL	384,056,173
		Colorado—2.1%
1,005,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.310%, 11/1/2012	1,005,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.290%, 11/1/2012	2,300,000
3,590,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.260%, 11/1/2012	3,590,000
110,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 11/1/2012	110,000
26,400,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.330%, 11/7/2012	26,400,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.240%, 11/1/2012	15,000,000
27,450,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 12/20/2012	27,450,000
		TOTAL	75,855,000
		Connecticut—0.6%
8,000,000		Hartford, CT, 2.00% BANs, 4/11/2013	8,057,288
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—continued
$12,000,000		Putnam, CT, 1.25% BANs, 1/16/2013	$12,013,342
		TOTAL	20,070,630
		District of Columbia—0.6%
13,520,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.410%, 11/1/2012	13,520,000
4,700,000		District of Columbia Revenue, (Series 2003A) Weekly VRDNs (National Association of Realtors)/(SunTrust Bank LOC), 0.400%, 11/7/2012	4,700,000
3,735,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.260%, 11/1/2012	3,735,000
		TOTAL	21,955,000
		Florida—5.6%
11,635,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/1/2012	11,635,000
3,950,000		Broward County, FL HFA, (Series 2006) Weekly VRDNs (Palms of Deerfield Beach Apartments)/(Citibank NA, New York LOC), 0.280%, 11/7/2012	3,950,000
74,075,000		Broward County, FL School District, COPs (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 11/1/2012	74,075,000
2,420,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/( Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.330%, 11/1/2012	2,420,000
990,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/2/2012	990,000
9,490,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/1/2012	9,490,000
1,000,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.250%, 11/7/2012	1,000,000
5,752,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.330%, 11/1/2012	5,752,000
5,665,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.270%, 11/7/2012	5,665,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.460%, 11/1/2012	13,500,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.340%, 11/1/2012	25,000,000
5,545,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.330%, 11/7/2012	5,545,000
36,035,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.280%, 11/1/2012	36,035,000
9,250,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/2/2012	9,250,000
		TOTAL	204,307,000
		Georgia—6.3%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.260%, 11/1/2012	9,750,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.460%, 11/1/2012	5,400,000
4,500,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.260%, 11/1/2012	4,500,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	9,300,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	11,000,000
25,000,000		DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	25,015,431
28,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	28,027,350
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.280%, 11/1/2012	13,870,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	16,000,000
27,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.270%, 11/7/2012	27,760,000
8,500,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 11/1/2012	8,500,000
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$2,400,000	Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/1/2012	$2,400,000
3,800,000	Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.280%, 11/1/2012	3,800,000
10,600,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.260%, 11/1/2012	10,600,000
19,600,000	Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.280%, 11/1/2012	19,600,000
3,000,000	Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.260%, 11/1/2012	3,000,000
10,750,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.530%, 11/7/2012	10,750,000
19,000,000	Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 11/1/2012	19,000,000
	TOTAL	228,272,781
	Idaho—1.4%
24,000,000	Idaho Housing and Finance Association (Class I Bonds), (Series I-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.260%, 11/7/2012	24,000,000
27,000,000	Idaho Housing and Finance Association (Class I Bonds), (Series K-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.260%, 11/7/2012	27,000,000
1,545,000	Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.260%, 11/1/2012	1,545,000
	TOTAL	52,545,000
	Illinois—3.1%
735,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.490%, 11/1/2012	735,000
3,710,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living LP)/(BMO Harris Bank, N.A. LOC), 0.300%, 11/1/2012	3,710,000
1,130,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.340%, 11/1/2012	1,130,000
16,360,000	Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.240%, 11/1/2012	16,360,000
17,425,000	Chicago, IL O'Hare International Airport, (Series A), 1.00% Bonds, 1/1/2013	17,443,769
3,150,000	Chicago, IL O'Hare International Airport, (Series B), 1.00% Bonds, 1/1/2013	3,153,393
14,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.260%, 11/7/2012	14,000,000
16,906,000	Chicago, IL, (Series D-1), 0.27% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 12/4/2012	16,906,000
1,310,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 11/1/2012	1,310,000
2,090,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/7/2012	2,090,000
3,385,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.670%, 11/1/2012	3,385,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.550%, 11/1/2012	3,695,000
2,160,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 0.600%, 11/7/2012	2,160,000
4,545,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.340%, 11/1/2012	4,545,000
18,000,000	Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	18,051,403
3,440,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/1/2012	3,440,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 11/1/2012	1,400,000
430,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 11/1/2012	430,000
	TOTAL	113,944,565
	Indiana—2.4%
20,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2012	20,045,729
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.260%, 11/1/2012	7,250,000
285,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.410%, 11/1/2012	285,000
2,200,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	2,200,000
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$12,300,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/1/2012	$12,300,000
1,685,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.260%, 11/1/2012	1,685,000
7,400,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.320%, 11/1/2012	7,400,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 11/1/2012	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.260%, 11/1/2012	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 11/1/2012	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 11/1/2012	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.410%, 11/1/2012	10,000,000
1,620,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.340%, 11/7/2012	1,620,000
1,200,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	1,200,000
600,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 11/1/2012	600,000
		TOTAL	86,585,729
		Iowa—0.4%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.460%, 11/1/2012	4,770,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 11/1/2012	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 11/1/2012	6,000,000
		TOTAL	16,070,000
		Kansas—0.4%
9,315,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.330%, 11/1/2012	9,315,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 11/1/2012	3,430,000
		TOTAL	12,745,000
		Kentucky—0.6%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.310%, 11/1/2012	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 11/1/2012	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.250%, 11/1/2012	10,000,000
		TOTAL	21,240,000
		Louisiana—1.0%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/7/2012	4,900,000
6,025,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.330%, 11/1/2012	6,025,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.250%, 11/1/2012	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.260%, 11/1/2012	4,630,000
14,050,000		St. Tammany Parish Development District, LA, (Series 2008) Weekly VRDNs (Rooms to Go St. Tammany LLC)/(SunTrust Bank LOC), 0.330%, 11/7/2012	14,050,000
		TOTAL	34,605,000
		Maine—1.1%
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 11/1/2012	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 11/1/2012	15,550,000
		TOTAL	40,965,000
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—0.6%
$415,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 11/7/2012	$415,000
2,230,000		Maryland Community Development Administration—MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.280%, 11/7/2012	2,230,000
6,900,000		Maryland Community Development Administration—MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.280%, 11/7/2012	6,900,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/1/2012	4,240,000
2,650,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.440%, 11/1/2012	2,650,000
450,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 11/2/2012	450,000
1,560,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/2/2012	1,560,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.100%, 11/1/2012	959,000
1,900,000		Washington County, MD EDRB, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 11/1/2012	1,900,000
		TOTAL	21,304,000
		Massachusetts—1.2%
5,000,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 1.150%, 11/7/2012	5,000,000
8,000,000		Longmeadow, MA, 1.00% BANs, 10/9/2013	8,052,246
3,000,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA LOC), 0.210%, 11/1/2012	3,000,000
6,420,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Sovereign Bank LOC), 1.250%, 11/1/2012	6,420,000
10,544,300		Pittsfield, MA, (Series B), 1.25% BANs, 6/28/2013	10,595,810
10,000,000		Quincy, MA, 1.25% BANs, 9/13/2013	10,081,952
		TOTAL	43,150,008
		Michigan—2.2%
8,575,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/2/2012	8,575,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.440%, 11/1/2012	5,500,000
1,630,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/2/2012	1,630,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/7/2012	6,000,000
8,000,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 11/1/2012	8,000,000
4,320,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.310%, 11/1/2012	4,320,000
2,990,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.440%, 11/1/2012	2,990,000
2,900,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/2/2012	2,900,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/1/2012	6,945,000
34,535,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 11/29/2012	34,535,000
		TOTAL	81,395,000
		Minnesota—1.1%
520,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 11/1/2012	520,000
1,400,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 11/1/2012	1,400,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.260%, 11/1/2012	1,700,000
1,320,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.440%, 11/1/2012	1,320,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.510%, 11/2/2012	24,390,000
6,400,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.270%, 11/2/2012	6,400,000
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.600%, 11/2/2012	$4,820,000
485,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	485,000
		TOTAL	41,035,000
		Mississippi—1.4%
6,345,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.330%, 11/1/2012	6,345,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	9,570,000
6,800,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.260%, 11/1/2012	6,800,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	6,075,000
3,270,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.270%, 11/7/2012	3,270,000
		TOTAL	51,060,000
		Missouri—0.0%
315,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.430%, 11/1/2012	315,000
		Montana—0.1%
3,740,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.370%, 11/1/2012	3,740,000
		Multi-State—15.0%
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7) Weekly VRDPs, (GTD by Bank of America N.A.), 0.410%, 11/1/2012	25,000,000
9,810,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.360%, 11/1/2012	9,810,000
39,625,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.360%, 11/1/2012	39,625,000
1,615,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.360%, 11/1/2012	1,615,000
10,550,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.360%, 11/1/2012	10,550,000
15,270,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.360%, 11/1/2012	15,270,000
58,550,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.260%, 11/1/2012	58,550,000
10,300,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.260%, 11/1/2012	10,300,000
18,251,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.260%, 11/1/2012	18,251,000
24,361,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.260%, 11/1/2012	24,361,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.330%, 11/1/2012	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.330%, 11/1/2012	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.330%, 11/1/2012	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.290%, 11/1/2012	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.350%, 11/1/2012	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.330%, 11/1/2012	24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.330%, 11/1/2012	30,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.290%, 11/1/2012	5,000,000
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.290%, 11/1/2012	$25,000,000
		TOTAL	548,932,000
		Nebraska—0.1%
1,400,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	1,400,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 11/1/2012	2,000,000
		TOTAL	3,400,000
		Nevada—1.4%
33,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-1), 2.00% BANs, 7/1/2013	33,344,451
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	19,295,000
		TOTAL	52,639,451
		New Hampshire—0.2%
6,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.50% CP (New England Power Co.), Mandatory Tender 11/19/2012	6,000,000
980,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.720%, 11/7/2012	980,000
		TOTAL	6,980,000
		New Jersey—5.5%
6,882,093		Englewood Cliffs, NJ, 1.25% BANs, 3/29/2013	6,902,911
4,168,620		Haddonfield, NJ, 1.25% BANs, 3/29/2013	4,182,920
22,733,000		Hamilton Township, NJ, (Series 2012A-B), 1.25% BANs, 6/13/2013	22,837,082
5,247,686		Morristown, NJ, 1.50% BANs, 6/14/2013	5,273,371
6,215,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.570%, 11/7/2012	6,215,000
70,000,000	[3,4]	New Jersey State VRNs, 0.478%, 6/27/2013	70,000,000
75,000,000	[3,4]	New Jersey State, (Series Fiscal 2013B) VRNs, 0.464%, 11/1/2012	75,000,000
11,000,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	11,016,784
		TOTAL	201,428,068
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.310%, 11/1/2012	3,200,000
1,400,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.480%, 11/7/2012	1,400,000
		TOTAL	8,100,000
		New York—6.4%
11,174,500		East Bloomfield, NY CSD, 1.25% BANs, 6/21/2013	11,220,383
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.240%, 11/1/2012	5,590,000
4,600,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.410%, 11/1/2012	4,600,000
5,560,000		New York City Housing Development Corp., (2006 Series A: Granville Payne Apartments) Weekly VRDNs (Sutter Avenue Associates LLC)/(Citibank NA, New York LOC), 0.260%, 11/1/2012	5,560,000
5,500,000		New York City Housing Development Corp., (2007 Series A: 550 East 170th Street Apartments) Weekly VRDNs (East 170th Street Associates LP)/(Citibank NA, New York LOC), 0.260%, 11/1/2012	5,500,000
25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.300%, 11/1/2012	25,000,000
26,000,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.270%, 11/1/2012	26,000,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.270%, 11/1/2012	1,700,000
20,000,000		New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.430%, 11/7/2012	20,000,000
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$4,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 11/7/2012	$4,000,000
8,970,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/1/2012	8,970,000
6,750,000		New York State Mortgage Agency, (Series 159) Weekly VRDNs (Bank of America N.A. LIQ), 0.210%, 11/7/2012	6,750,000
5,000,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 11/1/2012	5,000,000
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.320%, 11/1/2012	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.310%, 11/1/2012	31,000,000
35,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	35,248,505
3,175,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.290%, 11/7/2012	3,175,000
13,995,000		West Seneca, NY CSD, 1.25% BANs, 11/29/2012	14,001,914
		TOTAL	234,315,802
		North Carolina—1.3%
23,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G) Weekly VRDNs (Carolinas HealthCare System)/(Bank of America N.A. LOC), 0.230%, 11/1/2012	23,000,000
8,400,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.320%, 11/1/2012	8,400,000
1,700,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.230%, 11/1/2012	1,700,000
8,085,000		North Carolina HFA, (Series 15-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.240%, 11/7/2012	8,085,000
410,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.270%, 11/7/2012	410,000
5,855,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/1/2012	5,855,000
1,230,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.260%, 11/1/2012	1,230,000
		TOTAL	48,680,000
		North Dakota—1.2%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 11/7/2012	30,000,000
310,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 11/1/2012	310,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.260%, 11/1/2012	12,240,000
		TOTAL	42,550,000
		Ohio—0.5%
5,000,000		Cleveland, OH, 1.50% BANs, 1/25/2013	5,000,000
5,250,000		Geauga County, OH, 1.00% BANs, 8/15/2013	5,274,645
7,000,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.240%, 11/7/2012	7,000,000
		TOTAL	17,274,645
		Oklahoma—0.6%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.590%, 11/1/2012	5,200,000
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/1/2012	8,000,000
9,553,546	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.330%, 11/1/2012	9,553,546
		TOTAL	22,753,546
		Oregon—2.0%
20,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/1/2012	20,000,000
34,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/1/2012	34,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 11/1/2012	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 11/1/2012	10,000,000
		TOTAL	74,650,000
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—0.3%
$115,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.230%, 11/1/2012	$115,000
9,145,000	[3,4]	Pennsylvania HFA, P-FLOATs (Series MT-713) Weekly VRDNs (Bank of America N.A. LIQ), 0.310%, 11/1/2012	9,145,000
		TOTAL	9,260,000
		Rhode Island—0.4%
9,000,000		Newport, RI, 1.25% BANs, 7/3/2013	9,046,650
6,080,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.270%, 11/1/2012	6,080,000
		TOTAL	15,126,650
		South Carolina—0.9%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.550%, 11/7/2012	8,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/1/2012	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/1/2012	6,225,000
8,000,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.330%, 11/7/2012	8,000,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.250%, 11/1/2012	6,935,000
		TOTAL	32,160,000
		South Dakota—0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/1/2012	8,410,000
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 11/1/2012	4,000,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.260%, 11/1/2012	3,000,000
		TOTAL	15,410,000
		Tennessee—2.4%
12,710,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-C) Daily VRDNs (Loudon County, TN)/(KBC Bank N.V. LOC), 0.560%, 11/1/2012	12,710,000
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.350%, 11/7/2012	5,000,000
3,200,000		Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/(SunTrust Bank LOC), 0.330%, 11/7/2012	3,200,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	3,500,000
11,395,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.390%, 11/1/2012	11,395,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	7,500,000
22,790,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.280%, 11/7/2012	22,790,000
16,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-1) Daily VRDNs (Hawkins County, TN)/(KBC Bank N.V. LOC), 0.560%, 11/1/2012	16,150,000
5,710,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.330%, 11/1/2012	5,710,000
		TOTAL	87,955,000
		Texas—8.6%
40,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.250%, 11/1/2012	40,000,000
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.270%, 11/1/2012	14,500,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/1/2012	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 11/1/2012	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 11/1/2012	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.260%, 11/1/2012	3,000,000
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$12,545,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.270%, 11/1/2012	$12,545,000
11,875,000	[3,4]	Harris County, TX Housing Finance Corp., P-FLOATs (Series PT-4551) Weekly VRDNs (Bayview Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.480%, 11/1/2012	11,875,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	14,370,000
11,355,000		Lower Colorado River Authority, TX, (Series A), 0.25% CP, Mandatory Tender 12/6/2012	11,355,000
17,000,000		Lower Colorado River Authority, TX, (Series B), 0.30% CP (Bank of America N.A. LOC), Mandatory Tender 11/13/2012	17,000,000
4,000,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.230%, 11/1/2012	4,000,000
9,665,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.410%, 11/1/2012	9,665,000
7,170,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.270%, 11/7/2012	7,170,000
34,700,000	[3,4]	Texas State, PUTTERs (Series 4262) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 11/1/2012	34,700,000
52,500,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 11/1/2012	52,500,000
20,200,000	[3,4]	Texas State, PUTTERs (Series 4264) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 11/1/2012	20,200,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.250%, 11/1/2012	52,000,000
		TOTAL	313,930,000
		Utah—0.0%
1,200,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.360%, 11/1/2012	1,200,000
		Vermont—1.3%
10,440,000		Vermont HFA, (Series 24A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.300%, 11/7/2012	10,440,000
12,945,000		Vermont HFA, (Series 25A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.300%, 11/7/2012	12,945,000
11,950,000		Vermont HFA, (Series 26) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.300%, 11/7/2012	11,950,000
12,695,000		Vermont State Student Assistance Corp., Education Loan Revenue Bonds (Senior Series 2008B-1) Weekly VRDNs (Bank of New York Mellon LOC), 0.240%, 11/1/2012	12,695,000
		TOTAL	48,030,000
		Virginia—0.2%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/1/2012	1,000,000
1,670,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	1,670,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/1/2012	3,000,000
		TOTAL	5,670,000
		Washington—1.9%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.410%, 11/1/2012	2,400,000
2,125,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 11/1/2012	2,125,000
7,425,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/1/2012	7,425,000
12,000,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.40% CP (Bank of America N.A. LOC), Mandatory Tender 11/2/2012	12,000,000
2,790,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.600%, 11/1/2012	2,790,000
13,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/7/2012	13,650,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.310%, 11/1/2012	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.310%, 11/1/2012	1,000,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.410%, 11/1/2012	10,000,000
4,395,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	4,395,000
2,790,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.270%, 11/1/2012	2,790,000
4,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.260%, 11/1/2012	4,560,000
		TOTAL	70,510,000
11

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	West Virginia—0.1%
$3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.250%, 11/1/2012	$3,760,000
	Wisconsin—1.2%
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.430%, 11/1/2012	4,000,000
2,975,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	2,975,000
4,490,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.340%, 11/1/2012	4,490,000
1,525,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 11/1/2012	1,525,000
1,500,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/1/2012	1,500,000
15,000,000	Wisconsin HEFA, (Series 2010C), 0.34% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 12/4/2012	15,000,000
15,000,000	Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.250%, 1/22/2013	15,000,000
	TOTAL	44,490,000
	Wyoming—0.9%
10,000,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.250%, 11/1/2012	10,000,000
22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 11/7/2012	22,700,000
	TOTAL	32,700,000
	TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	3,646,196,048
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	8,488,238
	TOTAL NET ASSETS—100%	$3,654,684,286
Securities that are subject to the federal alternative minimum tax (AMT) represent 65.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $1,268,585,546, which represented 34.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $1,268,585,546, which represented 34.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
12

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
13

14
Federated Prime Cash Obligations Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—2.1%
		Aerospace/Auto—0.0%
$9,610,182	[1,2]	Enterprise Fleet Financing, LLC Series 2012-1, Class A1, 0.460%, 5/20/2013	$9,610,182
		Finance - Automotive—0.6%
11,000,000		Ally Auto Receivables Trust 2012-5, Class A1, 0.250%, 11/15/2013	11,000,000
28,155,227		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	28,155,227
15,383,935	[1,2]	Enterprise Fleet Financing, LLC Series 2012-2, Class A1, 0.325%, 9/20/2013	15,383,935
7,092,930		Honda Auto Receivables Owner Trust 2012-2, Class A1, 0.301%, 5/15/2013	7,092,930
29,242,247	[1,2]	Hyundai Auto Lease Securitization Trust 2012-A, Class A1, 0.384%, 6/17/2013	29,242,247
86,412		Mercedes-Benz Auto Lease Trust 2012-A, Class A1, 0.344%, 4/15/2013	86,412
25,738,734		Mercedes-Benz Auto Receivables Trust 2012-1, Class A1, 0.230%, 9/16/2013	25,738,734
6,285,674		Santander Drive Auto Receivables Trust 2012-3, Class A1, 0.328%, 5/15/2013	6,285,674
21,057,754		Santander Drive Auto Receivables Trust 2012-5, Class A1, 0.336%, 8/15/2013	21,057,754
		TOTAL	144,042,913
		Finance - Banking—0.3%
84,615,692	[1]	HLSS Servicer Advance Receivables Trust Series 2012-MM1, Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	84,615,692
		Finance - Equipment—0.0%
12,732,976	[1,2]	CIT Equipment Collateral 2012-VT1, Class A1, 0.441%, 4/22/2013	12,732,976
		Finance - Retail—1.2%
75,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.414%, 11/19/2012	75,000,000
77,000,000	[1,2,3]	Fosse Master Issuer PLC 2012-1, Class A1, 0.393%, 11/19/2012	77,000,000
50,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.411%, 11/20/2012	50,000,000
100,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.414%, 11/15/2012	100,000,000
		TOTAL	302,000,000
		TOTAL ASSET-BACKED SECURITIES	553,001,763
		Certificates of Deposit—35.4%
		Finance - Banking—35.4%
165,000,000		Bank of Montreal, 0.380% - 0.400%, 4/12/2013 - 10/15/2013	165,000,000
150,000,000	[3]	Bank of Montreal, 0.414%, 12/17/2012	150,000,000
150,000,000	[3]	Bank of Montreal, 0.464%, 11/14/2012	150,000,000
78,000,000	[3]	Bank of Montreal, 0.465%, 11/15/2012	78,000,000
365,000,000	[3]	Bank of Nova Scotia, Toronto, 0.369%, 11/9/2012	365,000,000
1,304,100,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260% - 0.350%, 11/5/2012 - 2/19/2013	1,304,100,000
374,000,000		Barclays Bank PLC, 0.330% - 0.350%, 11/9/2012 - 11/21/2012	374,000,000
150,000,000		Barclays Bank PLC, 0.350%, 11/26/2012	150,000,000
175,000,000	[3]	Canadian Imperial Bank of Commerce, 0.301%, 11/26/2012	175,000,000
25,000,000	[3]	Canadian Imperial Bank of Commerce, 0.374%, 1/4/2013	25,004,197
278,500,000		Credit Agricole Corporate and Investment Bank, 0.350%, 12/18/2012	278,500,000
100,000,000		Credit Suisse, Zurich, 0.230%, 11/26/2012	100,000,000
840,000,000		Deutsche Bank AG, 0.295% - 0.380%, 11/8/2012 - 2/28/2013	840,004,398
200,000,000	[3]	JPMorgan Chase & Co., 0.365%, 11/1/2012	200,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.331%, 11/21/2012	150,000,000
441,600,000		Mizuho Corporate Bank Ltd., 0.240% - 0.250%, 11/5/2012 - 1/31/2013	441,601,395
118,000,000		Mizuho Corporate Bank Ltd., 0.300%, 11/13/2012	118,000,000
870,000,000		Rabobank Nederland NV, Utrecht, 0.310% - 0.370%, 12/6/2012 - 4/15/2013	870,000,000
325,000,000	[3]	Royal Bank of Canada, Montreal, 0.404%, 1/4/2013	325,000,000
80,000,000	[3]	Royal Bank of Canada, Montreal, 0.446%, 12/21/2012	80,000,000
30,000,000	[3]	Royal Bank of Canada, Montreal, 0.451%, 11/23/2012	30,000,000
1

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$75,000,000	[3]	Royal Bank of Canada, Montreal, 0.455%, 12/17/2012	$75,000,000
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.512%, 11/5/2012	250,000,000
160,000,000		Societe Generale, Paris, 0.270% - 0.370%, 11/1/2012 - 12/21/2012	160,000,000
972,000,000		Sumitomo Mitsui Banking Corp., 0.260% - 0.350%, 11/5/2012 - 2/21/2013	972,000,000
300,000,000		Svenska Handelsbanken, Stockholm, 0.240%, 12/6/2012	300,001,457
114,000,000		Toronto Dominion Bank, 0.280% - 0.380%, 11/6/2012 - 9/20/2013	114,000,000
125,000,000	[3]	Toronto Dominion Bank, 0.314%, 1/28/2013	125,000,000
150,000,000	[3]	Toronto Dominion Bank, 0.399%, 12/13/2012	150,000,000
300,000,000	[3]	Toronto Dominion Bank, 0.418%, 11/13/2012	300,000,000
200,000,000	[3]	Toronto Dominion Bank, 0.419%, 11/9/2012	200,000,000
69,500,000	[3]	Toronto Dominion Bank, 0.443%, 11/2/2012	69,500,000
		TOTAL CERTIFICATES OF DEPOSIT	9,084,711,447
		Collateralized Loan Agreements—11.0%
		Finance - Banking—11.0%
90,000,000		BNP Paribas Securities Corp., 0.284% - 0.477%, 11/1/2012	90,000,000
520,000,000		Barclays Capital, Inc., 0.355% - 0.781%, 11/1/2012 - 1/22/2013	520,000,000
640,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.781%, 11/1/2012 - 1/25/2013	640,000,000
135,000,000		Deutsche Bank Securities, Inc., 0.578%, 11/1/2012	135,000,000
635,700,000		JPMorgan Securities LLC, 0.335% - 0.740%, 11/7/2012 - 1/23/2013	635,700,000
100,000,000		Pershing LLC, 0.426%, 11/1/2012	100,000,000
200,000,000		RBC Capital Markets, LLC, 0.264% - 0.446%, 11/8/2012 - 12/19/2012	200,000,000
500,000,000		Wells Fargo Securities, LLC, 0.385% - 0.406%, 12/31/2012 - 1/29/2013	500,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,820,700,000
		Commercial Paper—23.9%[4]
		Aerospace/Auto—0.6%
150,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.253% - 0.558%, 12/21/2012 - 3/27/2013	149,831,399
		Consumer Products—0.2%
58,200,000	[1,2]	Coca-Cola Company, 0.218% - 0.285%, 11/2/2012 - 1/22/2013	58,180,924
		Diversified—1.0%
250,000,000		General Electric Co., 0.220%, 11/5/2012	249,993,889
		Finance - Banking—13.6%
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.356%, 11/27/2012	199,948,722
130,000,000	[1,2]	Commonwealth Bank of Australia, 0.401%, 1/7/2013	129,903,222
210,000,000		Credit Agricole North America, Inc., 0.290% - 0.320%, 11/5/2012 - 11/7/2012	209,991,255
140,000,000		ING (U.S.) Funding LLC, 0.280% - 0.350%, 11/13/2012 - 2/1/2013	139,923,778
15,000,000		JPMorgan Chase & Co., 0.267%, 11/9/2012	14,999,067
70,000,000	[3]	JPMorgan Chase & Co., 0.366%, 11/13/2012	70,000,000
127,200,000	[1,2]	Matchpoint Master Trust, 0.280%, 11/5/2012	127,196,043
725,000,000	[1,2]	Mizuho Funding LLC, 0.240% - 0.255%, 1/9/2013 - 1/30/2013	724,620,625
412,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.269% - 0.351%, 11/14/2012 - 11/21/2012	411,930,750
220,000,000	[1,2]	Northern Pines Funding LLC, 0.410% - 0.421%, 11/16/2012 - 2/25/2013	219,828,606
300,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.360%, 12/21/2012	299,850,000
17,500,000		State Street Corp., 0.304%, 11/5/2012	17,499,378
29,000,000	[1,2]	Surrey Funding Corporation, 0.340%, 2/4/2013	28,973,981
17,250,000		Toronto Dominion Holdings (USA), Inc., (GTD by Toronto Dominion Bank), 0.294%, 1/22/2013	17,238,212
330,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.309%, 11/8/2012	330,000,000
207,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.325%, 11/1/2012	207,000,000
329,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 12/27/2012 - 1/3/2013	328,777,011
20,000,000	[1,2]	Westpac Trust Securities NZ Ltd., 0.304%, 2/5/2013	19,983,467
		TOTAL	3,497,664,117
2

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Commercial—2.8%
$100,000,000	[1,2]	Alpine Securitization Corp., 0.240%, 11/26/2012	$99,983,333
178,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.300% - 0.370%, 11/5/2012 - 12/21/2012	177,974,441
435,000,000		General Electric Capital Corp., 0.314% - 0.401%, 11/19/2012 - 2/12/2013	434,811,911
		TOTAL	712,769,685
		Finance - Retail—2.0%
100,000,000	[1,2]	Barton Capital LLC, 0.350%, 11/2/2012	99,999,028
130,000,000	[1,2]	Chariot Funding LLC, 0.331%, 3/7/2013	129,849,850
52,000,000	[1,2]	Jupiter Securitization Company LLC, 0.190% - 0.331%, 11/29/2012 - 3/8/2013	51,941,496
20,000,000	[1,2]	Old Line Funding, LLC, 0.294%, 1/18/2013	19,987,000
212,000,000	[1,2]	Sheffield Receivables Corp., 0.250% - 0.350%, 11/8/2012 - 2/4/2013	211,877,168
		TOTAL	513,654,542
		Food & Beverage—0.1%
35,000,000	[1,2]	Nestle Capital Corp., (GTD by Nestle S.A.), 0.307%, 5/17/2013	34,940,626
		Sovereign—3.6%
798,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.320% - 0.380%, 11/9/2012 - 11/30/2012	797,817,697
138,000,000	[1,2]	Kells Funding, LLC, 0.341% - 0.361%, 4/23/2013 - 5/2/2013	137,762,349
		TOTAL	935,580,046
		TOTAL COMMERCIAL PAPER	6,152,615,228
		Corporate Bonds—1.8%
		Diversified—0.2%
60,631,000		General Electric Co., 5.000%, 2/1/2013	61,307,622
		Finance - Banking—1.0%
12,500,000		Bank of New York Mellon Corp., 4.950%, 11/1/2012	12,500,000
14,000,000		Bank of New York Mellon, 4.500%, 4/1/2013	14,235,510
9,358,000		Bank of Nova Scotia, Toronto, 2.250%, 1/22/2013	9,397,290
106,310,000		Wachovia Corp., 5.500%, 5/1/2013	108,969,811
2,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 1.900%, 12/14/2012	2,504,378
103,485,000		Westpac Banking Corp. Ltd., Sydney, 2.250%, 11/19/2012	103,577,112
		TOTAL	251,184,101
		Finance - Commercial—0.4%
9,242,000	[3]	General Electric Capital Corp., 0.575%, 11/1/2012	9,242,000
23,097,000		General Electric Capital Corp., 2.800%, 1/8/2013	23,197,295
41,565,000		General Electric Capital Corp., 4.800%, 5/1/2013	42,476,455
20,778,000		General Electric Capital Corp., 5.450%, 1/15/2013	20,992,820
		TOTAL	95,908,570
		Insurance—0.2%
22,199,000	[3]	Berkshire Hathaway, Inc., 0.868%, 11/13/2012	22,231,340
16,800,000		Berkshire Hathaway, Inc., 2.125%, 2/11/2013	16,880,538
		TOTAL	39,111,878
		Oil & Oil Finance—0.0%
7,500,000		Shell International Finance B.V., 1.875%, 3/25/2013	7,544,745
		TOTAL CORPORATE BONDS	455,056,916
		Corporate Notes—0.0%
		Finance - Commercial—0.0%
3,629,000		General Electric Capital Corp., 4.250%, 1/31/2013	3,662,372
		Federal Farm Credit Bank Floating Rate Note—0.1%
		Government Agency—0.1%
15,000,000	[3]	Federal Farm Credit System, 0.237%, 11/6/2012	14,997,289
3

Principal Amount			Value
		Funding Agreement—0.5%
		Insurance—0.5%
$125,000,000		Metropolitan Life Insurance Co., 0.687%, 11/14/2012	$125,000,000
		Loan Participation—0.3%
		Chemicals—0.3%
90,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 11/28/2012	90,000,000
		Notes—Variable—6.3%[3]
		Finance - Banking—5.9%
4,000,000		Alaska Student Loan Corporation, Education Loan Revenue Refunding Bonds (Senior Series 2012A), (State Street Bank and Trust Co. LOC), 0.240%, 11/1/2012	4,000,000
2,000,000		Albuquerque, NM IDRB, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	2,000,000
4,615,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.450%, 11/1/2012	4,615,000
215,000,000		Australia & New Zealand Banking Group, Melbourne, 0.390%, 11/5/2012	215,000,000
8,960,000		BJ Financing, LLC, Series 2007A, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	8,960,000
380,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/1/2012	380,000
17,690,000		Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.200%, 11/7/2012	17,690,000
6,020,000		Boldt Healthcare Properties, LLC, Series 2008A, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	6,020,000
9,285,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	9,285,000
1,364,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/1/2012	1,364,000
5,250,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/1/2012	5,250,000
1,918,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/1/2012	1,918,000
551,000		Capital One Funding Corp., Series 1996-C, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/1/2012	551,000
738,000		Capital One Funding Corp., Series 1996-I, (JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/1/2012	738,000
970,000		Capital One Funding Corp., Series 2001-C, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/1/2012	970,000
6,600,000		Charlotte Christian School, Series 1999, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/7/2012	6,600,000
53,725,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G), (Bank of America N.A. LOC), 0.230%, 11/1/2012	53,725,000
10,985,000	[1,2]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534), (GTD by Deutsche Bank AG), 0.250%, 11/1/2012	10,985,000
5,865,000		Cleveland, OH Economic and Community Development, Series 2008, (PNC Bank, N.A. LOC), 0.190%, 11/7/2012	5,865,000
72,015,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	72,015,000
16,185,000		Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	16,185,000
14,900,000	[1,2]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467), (GTD by Deutsche Bank AG), 0.260%, 11/1/2012	14,900,000
3,030,000		Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	3,030,000
10,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 1.450%, 11/7/2012	10,000
7,860,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, Series 2004, (PNC Bank, N.A. LOC), 0.210%, 11/1/2012	7,860,000
13,970,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments), (Citibank NA, New York LOC), 0.250%, 11/7/2012	13,970,000
4,655,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	4,655,000
5,390,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	5,390,000
7,965,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	7,965,000
32,100,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A), (Northern Trust Co., Chicago, IL LOC), 0.200%, 11/7/2012	32,100,000
20,590,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	20,590,000
37,750,000		Illinois Finance Authority, (Series 2008B), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	37,750,000
9,915,000		J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	9,915,000
150,000,000		JPMorgan Chase Bank, N.A., 0.334%, 11/28/2012	150,000,000
5,995,000		Jacksonville, FL EDC, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.360%, 11/1/2012	5,995,000
3,265,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.210%, 11/7/2012	3,265,000
9,570,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance Series 2007B-2, (PNC Bank, N.A. LOC), 0.190%, 11/7/2012	9,570,000
20,000,000		Kentucky Housing Corp., (2005 Series L), 0.230%, 11/7/2012	20,000,000
3,286,000		Kern, CA Water Bank Authority, (Series B), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	3,286,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.230%, 11/1/2012	200,000
4,345,000		Laurel County, Kentucky, Bluegrass Holdings, LLC Project (Series 2008-B), (Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	4,345,000
24,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H), (Bank of America N.A. LOC), 0.290%, 11/1/2012	24,330,000
4

Principal Amount			Value
		Notes—Variable—continued[3]
		Finance - Banking—continued
$22,330,000		Madison Hotel Investors I LLC, Series 2005 A, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	$22,330,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3), 0.230%, 11/1/2012	15,000,000
11,125,000		Maine State Housing Authority, (Series 2005 C), 0.230%, 11/1/2012	11,125,000
33,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010), (Bank of America N.A. LOC), 0.240%, 11/1/2012	33,250,000
27,985,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series B), (Deutsche Bank AG LOC), 0.200%, 11/1/2012	27,985,000
25,000,000		Michigan Finance Authority, (Series 2010-B), (PNC Bank, N.A. LOC), 0.190%, 11/1/2012	25,000,000
27,000,000		Michigan Finance Authority, Series 2010-C, (Bank of Montreal LOC), 0.200%, 11/1/2012	27,000,000
2,245,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.330%, 11/1/2012	2,245,000
12,943,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.200%, 11/1/2012	12,943,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.260%, 11/7/2012	2,565,000
68,375,000		New York City, NY, (Fiscal 2006 Series E-4), (Bank of America N.A. LOC), 0.230%, 11/1/2012	68,375,000
26,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	26,670,000
5,760,000		PCP Investors, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	5,760,000
175,000,000		PNC Bank, N.A., 0.604%, 12/20/2012	175,000,000
19,375,000		Port of Portland, OR Airport, (Subseries 18B), (Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2012	19,375,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/7/2012	21,220,000
2,830,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.390%, 11/1/2012	2,830,000
4,030,000		Richmond County, GA Development Authority, Revenue Bonds Series 2011A, (Branch Banking & Trust Co. LOC), 0.270%, 11/1/2012	4,030,000
350,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.190%, 11/7/2012	350,000
11,300,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ Series 2009 A, (U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	11,300,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	18,965,000
8,985,000		San Juan Regional Medical Center, Inc., (Series 2007)-B, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	8,985,000
10,065,000		Santa Rosa CA Pension Obligation, Revenue Bond Series 2003A, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/1/2012	10,065,000
14,400,000		Sweetwater County, WY Environmental Improvement, (Series 1995), (Barclays Bank PLC LOC), 0.250%, 11/1/2012	14,400,000
13,395,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	13,395,000
1,495,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.260%, 11/2/2012	1,495,000
500,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.630%, 11/1/2012	500,000
3,320,000		Vulcan, Inc., (Series 2011), (Branch Banking & Trust Co. LOC), 0.210%, 11/7/2012	3,320,000
15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.260%, 11/7/2012	15,930,000
510,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	510,000
50,000,000		Wells Fargo Bank, N.A., 0.429%, 12/20/2012	50,000,000
9,800,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/1/2012	9,800,000
13,880,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	13,880,000
11,845,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	11,845,000
2,280,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.300%, 11/7/2012	2,280,000
		TOTAL	1,512,965,000
		Finance - Commercial—0.2%
25,000,000		Fairway Finance Co. LLC, 0.258%, 11/13/2012	25,000,000
8,000,000		General Electric Capital Corp., 0.499%, 12/20/2012	7,990,507
8,412,000		General Electric Capital Corp., 0.499%, 12/20/2012	8,392,162
3,000,000		General Electric Capital Corp., 0.509%, 12/20/2012	2,988,164
7,000,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.300%, 11/1/2012	7,000,000
		TOTAL	51,370,833
		Government Agency—0.0%
500,000		Augusta, GA Housing Authority, Westbury Creek Apartments Project Series 2003 B, (FNMA LOC), 0.380%, 11/7/2012	500,000
3,635,000		California HFA, Series 2006 B, 0.160%, 11/7/2012	3,635,000
1,115,000		California Statewide CDA, Valley Palms Apartments Project Taxable 2002 Series C-T, (FNMA LOC), 0.170%, 11/1/2012	1,115,000
5

Principal Amount		Value
	Notes—Variable—continued[3]
	Government Agency—continued
$928,000	Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.500%, 11/1/2012	$928,000
195,000	Sacramento County, CA HDA, Revenue Bonds Series 2002, (FNMA LOC), 0.190%, 11/1/2012	195,000
750,000	Washington State Housing Finance Commission: MFH, Revenue Bonds, (FNMA LOC), 0.180%, 11/1/2012	750,000
	TOTAL	7,123,000
	Insurance—0.2%
33,000,000	Denver, CO City & County School District No. 01, (Series 2011 A-3), (Wells Fargo Bank, N.A. LOC, Insured by Assured Guaranty Municipal Corp.), 0.180%, 11/7/2012	33,000,000
5,185,000	New Castle County, DE, Revenue Bonds, (Berkshire Hathaway, Inc. LOC), 0.210%, 11/1/2012	5,185,000
	TOTAL	38,185,000
	TOTAL NOTES—VARIABLE	1,609,643,833
	U.S. Treasury Note—0.9%
	U.S. Treasury Note—0.9%
240,000,000	United States Treasury, 1.750%, 4/15/2013	241,630,383
	Repurchase Agreements—18.0%
800,000,000	Interest in $818,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $818,007,498 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2042 and the market value of those underlying securities was $834,367,649.	800,000,000
1,186,783,000	Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	1,186,783,000
490,000,000	Interest in $500,000,000 joint repurchase agreement 0.28%, dated 10/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,003,889 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2042 and the market value of those underlying securities was $510,003,967.	490,000,000
250,000,000	Repurchase agreement 0.33%, dated 10/31/2012 under which Citibank, N.A. will repurchase securities provided as collateral for $250,002,292 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2042 and the market value of those underlying securities was $257,502,361.	250,000,000
150,000,000	Interest in $250,000,000 joint repurchase agreement 0.32%, dated 10/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $250,002,222 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2021 and the market value of those underlying securities was $255,002,665.	150,000,000
500,000,000	Repurchase agreement 0.35%, dated 10/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,004,861 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/16/2053 and the market value of those underlying securities was $514,382,575.	500,000,000
290,000,000	Interest in $300,000,000 joint repurchase agreement 0.28%, dated 10/31/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $300,002,333 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $306,000,231.	290,000,000
950,000,000	Repurchase agreement 0.33%, dated 10/31/2012 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $950,008,708 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $970,581,050.	950,000,000
	TOTAL REPURCHASE AGREEMENTS	4,616,783,000
	TOTAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	25,767,802,231
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(76,407,106)
	TOTAL NET ASSETS—100%	$25,691,395,125
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $4,378,673,738, which represented 17.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $4,294,058,046, which represented 16.7% of total net assets.
6

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
HLSS Servicer Advance Receivables Trust Series 2012-MM1, Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/16/2013	9/7/2012	$84,615,692	$84,615,692
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
7
Federated Prime Management Obligations Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—3.5%
		Finance - Automotive—1.7%
$2,702,885	[1,2]	SMART ABS (Series 2012-2US) Trust, Class A1, 0.424%, 6/14/2013	$2,702,885
3,000,000		SMART ABS (Series 2012-4US) Trust, Class A1, 0.290%, 10/14/2013	3,000,000
19,000,000		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	19,000,000
7,783,624		World Omni Automobile Lease Securitization Trust 2012-A, Class A1, 0.328%, 6/17/2013	7,783,624
		TOTAL	32,486,509
		Finance - Equipment—0.8%
2,907,856		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	2,907,856
6,000,000		GE Equipment Transportation LLC, (Series 2012-2), Class A1, 0.260%, 10/24/2013	6,000,000
7,196,277	[1,2]	Leaf Equipment Contract Backed Notes, (Series 2012-1), Class A1, 0.370%, 10/15/2013	7,196,277
		TOTAL	16,104,133
		Finance - Retail—1.0%
10,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.414%, 11/19/2012	10,000,000
3,000,000	[1,2,3]	Fosse Master Issuer PLC 2012-1, Class A1, 0.393%, 11/19/2012	3,000,000
5,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.414%, 11/15/2012	5,000,000
		TOTAL	18,000,000
		TOTAL ASSET-BACKED SECURITIES	66,590,642
		Bank Note—4.2%
		Finance - Banking—4.2%
80,000,000		Bank of America N.A., 0.400% - 0.420%, 12/18/2012	80,000,000
		Certificates of Deposit—33.2%
		Finance - Banking—33.2%
20,000,000	[3]	Bank of Montreal, 0.464%, 11/14/2012	20,000,000
40,000,000	[3]	Bank of Nova Scotia, Toronto, 0.369%, 11/9/2012	40,000,000
90,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.340% - 0.360%, 11/2/2012 - 11/21/2012	90,000,125
75,000,000		Barclays Bank PLC, 0.350%, 11/13/2012 - 11/21/2012	75,000,000
15,000,000	[3]	Canadian Imperial Bank of Commerce, 0.301%, 11/26/2012	15,000,000
25,000,000		Citibank NA, New York, 0.290%, 11/15/2012	25,000,000
85,000,000		Deutsche Bank AG, 0.295% - 0.330%, 11/29/2012 - 2/8/2013	85,000,343
20,000,000		Mizuho Corporate Bank Ltd., 0.240%, 1/31/2013	20,000,000
25,000,000		Mizuho Corporate Bank Ltd., 0.300%, 11/13/2012	25,000,000
23,000,000		Natixis, 0.340%, 11/5/2012	23,000,000
70,000,000		Rabobank Nederland NV, Utrecht, 0.310% - 0.370%, 12/6/2012 - 4/10/2013	70,000,000
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.451%, 11/23/2012	10,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.512%, 11/5/2012	25,000,000
104,000,000		Sumitomo Mitsui Banking Corp., 0.290%—0.350%, 11/13/2012 - 2/7/2013	104,000,000
		TOTAL CERTIFICATES OF DEPOSIT	627,000,468
		Collateralized Loan Agreements—14.0%
		Finance - Banking—14.0%
65,000,000		Citigroup Global Markets, Inc., 0.679% - 0.842%, 11/1/2012 - 12/14/2012	65,000,000
65,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.781%, 11/7/2012 - 1/25/2013	65,000,000
24,000,000		Goldman Sachs & Co., 0.477%, 11/6/2012	24,000,000
20,500,000		JPMorgan Securities LLC, 0.507% - 0.639%, 12/17/2012 - 1/23/2013	20,500,000
11,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.477%, 11/1/2012	11,000,000
40,000,000		Mizuho Securities USA, Inc., 0.375%, 11/1/2012	40,000,000
38,000,000		RBS Securities, Inc., 0.527%, 11/6/2012	38,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	263,500,000
1

Principal Amount			Value
		Commercial Paper—21.6%[4]
		Electric Power—2.3%
$43,500,000	[1,2]	Electricite de France SA, 0.420%, 1/25/2013	$43,456,862
		Finance - Banking—5.7%
10,000,000	[1,2]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	9,990,200
25,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.401%, 1/16/2013	24,978,889
20,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.309%, 11/8/2012	20,000,000
53,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 1/3/2013	52,962,900
		TOTAL	107,931,989
		Finance - Commercial—3.4%
15,000,000	[1,2]	Alpine Securitization Corp., 0.240%, 11/26/2012	14,997,500
25,000,000		General Electric Capital Corp., 0.401%, 12/11/2012	24,988,889
25,000,000	[1,2]	Versailles Commercial Paper LLC, 0.350%, 11/7/2012	24,998,542
		TOTAL	64,984,931
		Finance - Retail—6.2%
50,000,000	[1,2]	Barton Capital LLC, 0.350%, 11/1/2012 - 11/5/2012	49,998,444
67,000,000	[1,2]	Sheffield Receivables Corp., 0.300% - 0.320%, 11/19/2012 - 11/27/2012	66,986,900
		TOTAL	116,985,344
		Sovereign—4.0%
75,000,000	[1,2]	Kells Funding, LLC, 0.330% - 0.401%, 2/11/2013 - 5/2/2013	74,892,717
		TOTAL COMMERCIAL PAPER	408,251,843
		Corporate Bonds—0.8%
		Finance - Commercial—0.8%
10,000,000		General Electric Capital Corp., 5.400%, 9/20/2013	10,440,344
3,494,000		General Electric Capital Corp., 5.450%, 1/15/2013	3,528,836
		TOTAL CORPORATE BONDS	13,969,180
		Notes - Variable—12.5%[3]
		Finance - Banking—12.1%
2,630,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/1/2012	2,630,000
24,350,000	[1,2]	BlackRock MuniHoldings Fund II, Inc., VMTP Preferred Shares (Series T0018), 0.290%, 11/1/2012	24,350,000
25,000,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), 0.290%, 11/1/2012	25,000,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 0.310%, 11/1/2012	4,350,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.350%, 11/1/2012	1,500,000
18,115,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	18,115,000
15,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.360%, 11/1/2012	15,000,000
23,000,000		JPMorgan Chase Bank, N.A., 0.334%, 11/28/2012	23,000,000
7,900,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/1/2012	7,900,000
3,365,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	3,365,000
15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.210%, 11/7/2012	15,545,000
75,000,000		PNC Bank, N.A., 0.604%, 12/20/2012	75,000,000
7,195,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	7,195,000
4,290,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	4,290,000
1,385,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	1,385,000
		TOTAL	228,625,000
		Finance - Commercial—0.4%
7,600,000		General Electric Capital Corp., 0.509%, 12/20/2012	7,605,019
		TOTAL NOTES—VARIABLE	236,230,019
		U.S. Treasury Note—1.0%
		U.S. Treasury Note—1.0%
18,000,000		United States Treasury, 1.750%, 4/15/2013	18,122,279
2

Principal Amount		Value
	Repurchase Agreements—11.3%
$13,581,000	Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	$13,581,000
200,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.32%, dated 10/31/2012 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,008,889 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $1,020,563,456.	200,000,000
	TOTAL REPURCHASE AGREEMENTS	213,581,000
	TOTAL INVESTMENTS—102.1% (AT AMORTIZED COST)[5]	1,927,245,431
	OTHER ASSETS AND LIABILITIES - NET—(2.1)%[6]	(40,126,340)
	TOTAL NET ASSETS—100%	$1,887,119,091
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $402,549,216, which represented 21.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $402,549,216, which represented 21.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
3
Federated Prime Obligations Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—1.1%
		Finance - Automotive—0.9%
$23,523,947		Ally Auto Receivables Trust 2012-3, Class A1, 0.339%, 6/17/2013	$23,523,947
109,000,000		Ally Auto Receivables Trust 2012-5, Class A1, 0.250%, 11/15/2013	109,000,000
24,271,748		AmeriCredit Automobile Receivables Trust 2012-3, Class A1, 0.361%, 7/8/2013	24,271,748
41,066,441		AmeriCredit Automobile Receivables Trust 2012-4, Class A1, 0.300%, 9/9/2013	41,066,441
34,596,657	[1,2]	Enterprise Fleet Financing, LLC Series 2012-1, Class A1, 0.460%, 5/20/2013	34,596,657
27,349,218	[1,2]	Enterprise Fleet Financing, LLC Series 2012-2, Class A1, 0.325%, 9/20/2013	27,349,218
5,102,261		Honda Auto Receivables Owner Trust 2012-1, Class A1, 0.413%, 3/15/2013	5,102,261
11,821,549		Honda Auto Receivables Owner Trust 2012-2, Class A1, 0.301%, 5/15/2013	11,821,549
1,278,899		Mercedes-Benz Auto Lease Trust 2012-A, Class A1, 0.344%, 4/15/2013	1,278,899
91,924,049		Mercedes-Benz Auto Receivables Trust 2012-1, Class A1, 0.230%, 9/16/2013	91,924,049
6,537,101		Santander Drive Auto Receivables Trust 2012-3, Class A1, 0.328%, 5/15/2013	6,537,101
20,584,704		Volkswagen Auto Lease Trust 2012-A, Class A1, 0.332%, 6/20/2013	20,584,704
8,184,849	[1,2]	Volvo Financial Equipment LLC 2012-1, Class A1, 0.353%, 3/15/2013	8,184,849
		TOTAL	405,241,423
		Finance - Banking—0.2%
93,077,262	[1]	HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/15/2013	93,077,262
		Finance - Equipment—0.0%
12,732,976	[1,2]	CIT Equipment Collateral 2012-VT1, Class A1, 0.441%, 4/22/2013	12,732,976
		TOTAL ASSET-BACKED SECURITIES	511,051,661
		Certificates of Deposit—43.8%
		Finance - Banking—43.8%
664,000,000		BNP Paribas SA, 0.250%, 12/18/2012	664,000,000
200,000,000		Bank of Montreal, 0.373%, 11/5/2012	200,000,000
239,000,000		Bank of Montreal, 0.380%, 10/15/2013	239,000,000
125,000,000	[3]	Bank of Montreal, 0.395%, 11/4/2012	125,000,000
245,000,000	[3]	Bank of Montreal, 0.414%, 12/17/2012	245,000,000
230,000,000	[3]	Bank of Montreal, 0.464%, 11/14/2012	230,000,000
100,000,000	[3]	Bank of Montreal, 0.465%, 11/15/2012	100,000,000
385,000,000	[3]	Bank of Montreal, 0.472%, 11/6/2012	385,000,000
1,000,000,000	[3]	Bank of Nova Scotia, Toronto, 0.368%, 11/13/2012	1,000,000,000
2,556,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260%—0.360%, 11/2/2012 - 3/1/2013	2,556,000,291
749,500,000		Barclays Bank PLC, 0.330%—0.350%, 11/6/2012 - 11/21/2012	749,500,000
75,000,000		Barclays Bank PLC, 0.350%, 11/26/2012	75,000,000
560,000,000		Branch Banking & Trust Co., 0.390%, 1/16/2013 - 1/28/2013	560,000,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.301%, 11/26/2012	300,000,000
100,000,000		Credit Agricole Corporate and Investment Bank, 0.350%, 11/2/2012	100,000,000
660,000,000		Credit Suisse, Zurich, 0.230%—0.250%, 11/26/2012 - 12/27/2012	660,000,000
2,036,000,000		Deutsche Bank AG, 0.295%—0.400%, 11/2/2012 - 2/28/2013	2,036,008,365
103,000,000	[3]	JPMorgan Chase & Co., 0.365%, 11/1/2012	103,000,000
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.331%, 11/21/2012	456,500,000
1,529,500,000		Mizuho Corporate Bank Ltd., 0.240%—0.250%, 11/13/2012 - 1/23/2013	1,529,498,832
2,406,000,000		Rabobank Nederland NV, Utrecht, 0.250%—0.370%, 11/1/2012 - 4/15/2013	2,406,003,108
64,000,000	[3]	Royal Bank of Canada, Montreal, 0.363%, 1/30/2013	64,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.404%, 1/4/2013	25,000,000
400,000,000	[3]	Royal Bank of Canada, Montreal, 0.446%, 12/21/2012	400,000,000
50,000,000		Royal Bank of Canada, Montreal, 0.450%, 1/30/2013	50,016,138
1

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$52,000,000	[3]	Royal Bank of Canada, Montreal, 0.451%, 11/23/2012	$52,000,000
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.455%, 12/17/2012	250,000,000
198,875,000	[3]	Royal Bank of Canada, Montreal, 0.492%, 11/6/2012	198,875,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.512%, 11/5/2012	50,000,000
405,000,000	[3]	Royal Bank of Canada, Montreal, 0.512%, 11/6/2012	405,000,000
400,000,000		Societe Generale, Paris, 0.270%—0.360%, 11/5/2012 - 12/21/2012	400,000,000
2,108,000,000		Sumitomo Mitsui Banking Corp., 0.260%—0.350%, 11/5/2012 - 2/22/2013	2,108,000,000
800,000,000		Svenska Handelsbanken, Stockholm, 0.240%, 12/6/2012	800,003,886
190,000,000	[3]	Toronto Dominion Bank, 0.314%, 1/28/2013	190,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.321%, 1/22/2013	100,000,000
150,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	150,000,000
310,000,000	[3]	Toronto Dominion Bank, 0.399%, 12/13/2012	310,000,000
407,000,000	[3]	Toronto Dominion Bank, 0.418%, 11/13/2012	407,000,000
300,000,000	[3]	Toronto Dominion Bank, 0.419%, 11/9/2012	300,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.443%, 11/2/2012	100,000,000
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.400%, 1/2/2013	300,000,000
		TOTAL CERTIFICATES OF DEPOSIT	21,379,405,620
		Collateralized Loan Agreements—12.0%
		Finance - Banking—12.0%
125,000,000		BMO Capital Markets Corp., 0.274%, 11/1/2012	125,000,000
460,000,000		BNP Paribas Securities Corp., 0.304%—0.558%, 11/1/2012 - 11/28/2012	460,000,000
490,000,000		Barclays Capital, Inc., 0.355%—0.781%, 11/1/2012 - 1/22/2013	490,000,000
1,684,000,000		Credit Suisse Securities (USA) LLC, 0.274%—0.781%, 11/1/2012 - 1/25/2013	1,684,000,000
79,000,000		Deutsche Bank Securities, Inc., 0.578%, 11/1/2012	79,000,000
125,000,000		ING Financial Markets LLC, 0.324%, 11/1/2012	125,000,000
1,146,000,000		JPMorgan Securities LLC, 0.507%—0.740%, 11/6/2012 - 1/23/2013	1,146,000,000
400,000,000		Pershing LLC, 0.426%—0.477%, 11/1/2012	400,000,000
595,000,000		RBC Capital Markets, LLC, 0.264%—0.446%, 11/1/2012 - 12/19/2012	595,000,000
765,000,000		Wells Fargo Securities, LLC, 0.385%—0.406%, 12/26/2012 - 1/30/2013	765,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,869,000,000
		Commercial Paper—16.3%[4]
		Aerospace/Auto—1.1%
538,300,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.341%—0.411%, 11/5/2012 - 2/19/2013	538,059,605
		Diversified—0.5%
250,000,000		General Electric Co., 0.220%, 11/5/2012	249,993,889
		Electric Power—0.2%
100,000,000	[1,2]	Electricite de France SA, 0.410%, 1/31/2013	99,896,361
		Finance - Automotive—0.5%
156,900,000		FCAR Owner Trust, A1+/P1 Series, 0.351%—0.451%, 1/2/2013 - 4/1/2013	156,753,404
95,000,000		FCAR Owner Trust, A1/P1 Series, 0.230%, 12/10/2012	94,976,329
		TOTAL	251,729,733
		Finance - Banking—7.6%
200,000,000		Credit Agricole North America, Inc., 0.320%, 11/5/2012	199,992,889
745,910,000		ING (U.S.) Funding LLC, 0.250%—0.350%, 11/13/2012 - 2/4/2013	745,560,435
400,000,000		JPMorgan Chase & Co., 0.280%, 11/8/2012	399,978,222
25,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Barclays Bank PLC LOC), 0.250%, 1/9/2013	25,000,000
34,000,000	[1,2]	Matchpoint Master Trust, 0.280%, 11/13/2012	33,996,827
500,000,000	[1,2]	Mizuho Funding LLC, 0.255%, 1/8/2013	499,759,167
1,095,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.351%—0.401%, 11/5/2012 - 1/16/2013	1,094,674,792
295,000,000	[1,2]	Northern Pines Funding LLC, 0.350%—0.421%, 11/16/2012 - 2/25/2013	294,806,696
2

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—continued
$250,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.260%, 11/13/2012	$249,978,333
145,900,000	[1,2]	Surrey Funding Corporation, 0.340%, 2/4/2013	145,769,095
		TOTAL	3,689,516,456
		Finance - Commercial—2.6%
242,989,000	[1,2]	Alpine Securitization Corp., 0.240%, 11/26/2012	242,948,502
491,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.300%—0.400%, 11/9/2012 - 12/21/2012	490,820,861
477,000,000		General Electric Capital Corp., 0.351%—0.401%, 11/19/2012 - 12/11/2012	476,842,428
75,000,000	[1,2]	Starbird Funding Corp., 0.280%, 11/7/2012	74,996,500
		TOTAL	1,285,608,291
		Finance - Retail—2.9%
308,493,000	[1,2]	Barton Capital LLC, 0.350%, 11/1/2012 - 11/5/2012	308,487,376
200,000,000	[1,2]	Chariot Funding LLC, 0.331%, 3/8/2013 - 3/11/2013	199,765,791
278,500,000	[1,2]	Jupiter Securitization Company LLC, 0.300%—0.331%, 3/5/2013 - 4/1/2013	278,177,066
400,000,000	[1,2]	Salisbury Receivables Company LLC, 0.300%—0.320%, 11/6/2012 - 11/14/2012	399,973,289
225,500,000	[1,2]	Sheffield Receivables Corp., 0.300%—0.330%, 11/9/2012 - 1/30/2013	225,467,693
		TOTAL	1,411,871,215
		Sovereign—0.9%
414,000,000	[1,2]	Kells Funding, LLC, 0.341%—0.411%, 4/8/2013 - 5/2/2013	413,249,266
		TOTAL COMMERCIAL PAPER	7,939,924,816
		Corporate Bonds—1.4%
		Diversified—0.2%
108,625,000		General Electric Co., 5.000%, 2/1/2013	109,840,091
		Finance - Banking—0.0%
17,342,000		Wachovia Corp., 5.500%, 5/1/2013	17,785,631
		Finance - Commercial—1.2%
55,955,000	[3]	General Electric Capital Corp., 0.575%, 11/1/2012	55,955,000
78,781,000	[3]	General Electric Capital Corp., 0.589%, 11/8/2012	78,812,903
60,580,000		General Electric Capital Corp., 1.875%, 9/16/2013	61,360,347
66,240,000		General Electric Capital Corp., 2.800%, 1/8/2013	66,509,706
177,314,000		General Electric Capital Corp., 4.800%, 5/1/2013	180,884,681
35,241,000		General Electric Capital Corp., 5.400%, 9/20/2013	36,793,026
77,704,000		General Electric Capital Corp., 5.450%, 1/15/2013	78,468,248
		TOTAL	558,783,911
		TOTAL CORPORATE BONDS	686,409,633
		Funding Agreement—0.3%
		Insurance—0.3%
165,000,000		Metropolitan Life Insurance Co., 0.687%, 11/14/2012	165,000,000
		Notes - Variable—7.1%[3]
		Electrical Equipment—0.0%
1,070,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.290%, 11/1/2012	1,070,000
		Finance - Banking—5.5%
8,955,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.180%, 11/1/2012	8,955,000
1,575,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.280%, 11/1/2012	1,575,000
37,115,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B), (Bank of America N.A. LOC), 0.230%, 11/1/2012	37,115,000
10,600,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.240%, 11/1/2012	10,600,000
7,170,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/1/2012	7,170,000
10,045,000		Butler County, OH Healthcare Facilities, Revenue Bonds, (U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	10,045,000
29,625,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.210%, 11/7/2012	29,625,000
10,240,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	10,240,000
3

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$6,170,000	Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	$6,170,000
5,130,000	Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	5,130,000
7,660,000	Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	7,660,000
342,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 11/1/2012	342,000
490,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/1/2012	490,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.410%, 11/1/2012	2,350,000
4,890,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.260%, 11/2/2012	4,890,000
4,585,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.220%, 11/1/2012	4,585,000
59,850,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3), (Bank of America N.A. LOC), 0.230%, 11/7/2012	59,850,000
2,795,000	Cleveland, OH Economic and Community Development, (Series 2008), (PNC Bank, N.A. LOC), 0.190%, 11/7/2012	2,795,000
460,000	Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/1/2012	460,000
7,175,000	Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	7,175,000
11,600,000	Denver, CO City & County School District No. 01, (Series 2011 A-1), (JPMorgan Chase Bank, N.A. LOC), (Assured Guaranty Municipal Corp. INS), 0.180%, 11/7/2012	11,600,000
30,600,000	Denver, CO City & County School District No. 01, (Series 2011 A-2), (JPMorgan Chase Bank, N.A. LOC), (Assured Guaranty Municipal Corp. INS), 0.200%, 11/7/2012	30,600,000
590,000	District of Columbia Revenue, Revenue Bonds (Series 2008B), (PNC Bank, N.A. LOC), 0.190%, 11/1/2012	590,000
19,520,000	Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	19,520,000
48,490,000	Fiore Capital LLC, Series 2005-A, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	48,490,000
23,200,000	Florida State Municipal Power Agency, (Series 2008C), (Bank of America N.A. LOC), 0.250%, 11/1/2012	23,200,000
33,900,000	Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.190%, 11/1/2012	33,900,000
7,550,000	Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	7,550,000
8,800,000	Hamilton County, OH Hospital Facilities Authority, (Series 2002A), (Northern Trust Co., Chicago, IL LOC), 0.200%, 11/7/2012	8,800,000
4,730,000	Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.280%, 11/7/2012	4,730,000
30,000,000	Illinois Finance Authority, (Series 2007), (Bank of America N.A. LOC), 0.250%, 11/1/2012	30,000,000
20,000,000	Illinois State Toll Highway Authority, (2007 Series A-2c), (Northern Trust Co., Chicago, IL LOC), 0.210%, 11/1/2012	20,000,000
200,500,000	JPMorgan Chase Bank, N.A., 0.334%, 11/28/2012	200,499,972
3,270,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.210%, 11/7/2012	3,270,000
17,470,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance Series 2007B-2, (PNC Bank, N.A. LOC), 0.190%, 11/7/2012	17,470,000
15,425,000	Kentucky Housing Corp., (2006 Series C), 0.230%, 11/7/2012	15,425,000
1,485,000	Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.260%, 11/7/2012	1,485,000
1,050,000	L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.260%, 11/7/2012	1,050,000
21,570,000	Leeds, AL, (Series 2006-A), (JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/1/2012	21,570,000
24,060,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/7/2012	24,060,000
25,000,000	Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.220%, 11/1/2012	25,000,000
22,000,000	Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.200%, 11/1/2012	22,000,000
19,300,000	Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.230%, 11/7/2012	19,300,000
6,610,000	Mississippi Business Finance Corp., (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	6,610,000
8,820,000	Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.300%, 11/1/2012	8,820,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.590%, 11/1/2012	10,000,000
8,629,000	New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.200%, 11/1/2012	8,629,000
21,700,000	New Jersey Health Care Facilities Financing Authority, (Series 2008B), (Bank of America N.A. LOC), 0.220%, 11/1/2012	21,700,000
11,400,000	New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.200%, 11/1/2012	11,400,000
15,600,000	New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.240%, 11/7/2012	15,600,000
47,300,000	New York City, NY, (Fiscal 2004 Series H-8), (Bank of America N.A. LOC), 0.220%, 11/7/2012	47,300,000
47,000,000	New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.220%, 11/1/2012	47,000,000
12,500,000	New York State HFA, (Series A), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2012	12,500,000
4

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$128,790,000		New York State HFA, 8 East 102nd Street Housing (Series 2010A), (TD Bank, N.A. LOC), 0.200%, 11/7/2012	$128,790,000
5,485,000		New York State HFA, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2012	5,485,000
9,440,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.250%, 11/1/2012	9,440,000
69,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/7/2012	69,800,000
685,000,000		PNC Bank, N.A., 0.604%, 12/20/2012	685,000,000
4,810,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.260%, 11/1/2012	4,810,000
6,875,000		Paulding County, GA Hospital Authority, (Series 2012B), (Northern Trust Co., Chicago, IL LOC), 0.190%, 11/1/2012	6,875,000
10,460,000		Pershing Drive Associates LP, Sr. Subordinated, (Royal Bank of Canada, Montreal LOC), 0.330%, 11/1/2012	10,460,000
4,665,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/7/2012	4,665,000
7,275,000		Port of Portland, OR Airport, (Subseries 18A), (U.S. Bank, N.A. LOC), 0.220%, 11/7/2012	7,275,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/7/2012	21,220,000
8,445,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.310%, 11/1/2012	8,445,000
16,545,000		Reading, PA, Series 2008-D, (PNC Bank, N.A. LOC), 0.210%, 11/1/2012	16,545,000
13,275,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.230%, 11/1/2012	13,275,000
6,475,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	6,475,000
8,810,000		Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	8,810,000
29,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.200%, 11/1/2012	29,000,000
48,950,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 36A), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/7/2012	48,950,000
6,960,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A), (Bank of America N.A. LOC), 0.250%, 11/1/2012	6,960,000
11,365,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 1.000%, 11/1/2012	11,365,000
585,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.430%, 11/1/2012	585,000
27,220,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	27,220,000
800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 11/7/2012	800,000
8,000,000		Vulcan, Inc., (Series 2012), (Branch Banking & Trust Co. LOC), 0.210%, 11/7/2012	8,000,000
26,600,000		Wayne County, MI Airport Authority, (Series 2010F), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/7/2012	26,600,000
280,000,000		Wells Fargo Bank, N.A., 0.429%, 12/20/2012	280,000,000
200,000,000		Wells Fargo Bank, N.A., 0.443%, 12/22/2012	200,000,000
9,255,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	9,255,000
7,560,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.180%, 11/1/2012	7,560,000
		TOTAL	2,660,555,972
		Finance - Commercial—1.1%
100,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.441%, 11/19/2012	100,000,000
200,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.443%, 11/19/2012	200,000,000
25,000,000		Fairway Finance Co. LLC, 0.241%, 1/24/2013	25,000,000
70,000,000	[1,2]	Fairway Finance Co. LLC, 0.251%, 11/23/2012	70,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.254%, 11/16/2012	25,000,000
40,000,000		Fairway Finance Co. LLC, 0.258%, 11/13/2012	40,000,000
50,000,000		Fairway Finance Co. LLC, 0.258%, 11/13/2012	50,000,000
25,000,000		Fairway Finance Co. LLC, 0.285%, 6/28/2013	25,000,000
3,860,000		General Electric Capital Corp., 1.334%, 11/23/2012	3,877,579
12,815,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.280%, 11/1/2012	12,815,000
		TOTAL	551,692,579
		Government Agency—0.4%
15,700,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.210%, 11/7/2012	15,700,000
24,150,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.220%, 11/1/2012	24,150,000
3,270,000		California HFA, (Series 2006 B), 0.160%, 11/7/2012	3,270,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.200%, 11/1/2012	36,020,000
8,040,000		Frogtown LLC, Series 2004, (FHLB of Cincinnati LOC), 0.450%, 11/1/2012	8,040,000
3,505,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.420%, 11/1/2012	3,505,000
5

Principal Amount		Value
	Notes - Variable—continued[3]
	Government Agency—continued
$8,290,000	Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.260%, 11/1/2012	$8,290,000
11,055,000	Holland-Sheltair Aviation Funding LLC, (Series 2005-B), (FHLB of Atlanta LOC), 0.210%, 11/1/2012	11,055,000
6,200,000	Mohr Green Associates LP, 2012-A, (FHLB of San Francisco LOC), 0.200%, 11/1/2012	6,200,000
7,500,000	OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.220%, 11/1/2012	7,500,000
6,040,000	St. Louis County, MO IDA, Barat Academy Project (Series 2012), (FHLB of Chicago LOC), 0.240%, 11/1/2012	6,040,000
9,955,000	Tack Capital Co., (FHLB of New York LOC), 0.210%, 11/1/2012	9,955,000
56,000,000	Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.220%, 11/1/2012	56,000,000
3,060,000	Washington State Housing Finance Commission, Revenue Bonds, 0.180%, 11/1/2012	3,060,000
	TOTAL	198,785,000
	Insurance—0.0%
16,575,000	Wichita, KS, Revenue Bonds, (GTD by Berkshire Hathaway, Inc.), 0.210%, 11/1/2012	16,575,000
	University—0.1%
17,000,000	University of California, (Series 2011 Z-1), 0.170%, 11/1/2012	17,000,000
17,000,000	University of California, (Series 2011 Z-2), 0.170%, 11/1/2012	17,000,000
	TOTAL	34,000,000
	TOTAL NOTES - VARIABLE	3,462,678,551
	Time DepositS—7.0%
	Finance - Banking—7.0%
500,000,000	Bank of Montreal, 0.200%, 11/1/2012	500,000,000
575,000,000	Credit Agricole Corporate and Investment Bank, 0.220%, 11/1/2012	575,000,000
750,000,000	Societe Generale, Paris, 0.170%—0.180%, 11/1/2012	750,000,000
1,600,000,000	Svenska Handelsbanken, Stockholm, 0.170%—0.180%, 11/1/2012	1,600,000,000
	TOTAL TIME DEPOSITS	3,425,000,000
	U.S. Treasury NoteS—1.0%
	U.S. Treasury Notes—1.0%
154,000,000	United States Treasury, 1.750%, 4/15/2013	155,046,162
330,000,000	United States Treasury, 3.125%, 4/30/2013	334,682,165
	TOTAL U.S. TREASURY NOTES	489,728,327
	Repurchase Agreements—10.2%
1,500,000,000	Repurchase agreement 0.30%, dated 10/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,500,012,500 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $1,530,012,823.	1,500,000,000
839,169,000	Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	839,169,000
600,000,000	Interest in $4,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,027,778 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $4,080,028,417.	600,000,000
300,000,000	Interest in $600,000,000 joint repurchase agreement 0.22%, dated 10/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $600,003,667 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $612,001,517.	300,000,000
250,000,000	Repurchase agreement 0.20%, dated 10/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $250,001,389 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2015 and the market value of those underlying securities was $255,001,586.	250,000,000
63,000,000	Interest in $183,000,000 joint repurchase agreement 0.18%, dated 10/31/2012 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $183,000,915 on 11/1/2012. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 6/15/2015 and the market value of that underlying security was $186,660,954.	63,000,000
6

Principal Amount		Value
	Repurchase Agreements—continued
$100,000,000	Interest in $250,000,000 joint repurchase agreement 0.32%, dated 10/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $250,002,222 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2021 and the market value of those underlying securities was $255,002,665.	$100,000,000
500,000,000	Repurchase agreement 0.23%, dated 10/29/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,022,361 on 11/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2021 and the market value of those underlying securities was $510,009,803.	500,000,000
500,000,000	Repurchase agreement 0.35%, dated 10/31/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,004,861 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $514,205,055.	500,000,000
200,000,000	Repurchase agreement 0.30%, dated 10/31/2012 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $200,001,667 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2041 and the market value of those underlying securities was $206,001,717.	200,000,000
125,000,000	Interest in $1,143,040,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,143,047,938 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2018 and the market value of those underlying securities was $1,165,902,169.	125,000,000
	TOTAL REPURCHASE AGREEMENTS	4,977,169,000
	TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[5]	48,905,367,608
	OTHER ASSETS AND LIABILITIES - NET— (0.2)%[6]	(89,841,703)
	TOTAL NET ASSETS—100%	$48,815,525,905
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $5,387,615,244, which represented 11.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $5,294,537,982, which represented 10.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
HLSS Servicer Advance Receivables Trust (Series 2012-MM1), Class A, (GTD by Wells Fargo Bank, N.A.), 0.650%, 9/15/2013	09/07/2012	$93,077,262	$93,077,262
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LOC	—Letter of Credit
8
Federated Prime Value Obligations Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—4.1%
		Finance - Automotive—2.4%
$3,302,832		AmeriCredit Automobile Receivables Trust 2012-2, Class A1, 0.300%, 5/8/2013	$3,302,832
1,697,758		Nissan Auto Lease Trust 2012-A, Class A1, 0.344%, 3/15/2013	1,697,758
10,811,542	[1,2]	SMART ABS Series 2012-2US Trust, Class A1, 0.424%, 6/14/2013	10,811,542
35,000,000		SMART ABS Series 2012-4US Trust, Class A1, 0.290%, 10/14/2013	35,000,000
976,282	[1,2]	SMART Series 2012-1US Trust, Class A1, 0.477%, 3/14/2013	976,282
9,525,978		Santander Drive Auto Receivables Trust 2012-4, Class A1, 0.432%, 7/15/2013	9,525,978
110,000,000		Santander Drive Auto Receivables Trust 2012-6, Class A1, 0.300%, 10/15/2013	110,000,000
4,110,684	[1,2]	Wheels SPV, LLC 2012-1, Class A1, 0.500%, 5/20/2013	4,110,684
17,597,758		World Omni Automobile Lease Securitization Trust 2012-A, Class A1, 0.328%, 6/17/2013	17,597,758
		TOTAL	193,022,834
		Finance - Equipment—1.3%
4,361,784		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	4,361,784
12,495,367	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	12,495,367
3,916,829		GE Equipment Transportation LLC, Series 2012-1, Class A1, 0.389%, 3/22/2013	3,916,829
22,500,000		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	22,500,000
28,785,107	[1,2]	Leaf Equipment Contract Backed Notes, Series 2012-1, Class A1, 0.370%, 10/15/2013	28,785,107
25,776,774	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	25,776,774
		TOTAL	97,835,861
		Finance - Retail—0.4%
25,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.414%, 11/19/2012	25,000,000
8,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.414%, 11/15/2012	8,000,000
		TOTAL	33,000,000
		TOTAL ASSET-BACKED SECURITIES	323,858,695
		Bank Note—1.8%
		Finance - Banking—1.8%
141,000,000		Bank of America N.A., 0.330% - 0.440%, 11/16/2012 - 2/22/2013	141,000,000
		Certificates of Deposit—38.0%
		Finance - Banking—38.0%
125,000,000		BNP Paribas SA, 0.250%, 12/18/2012	125,000,000
100,000,000	[3]	Bank of Montreal, 0.373%, 1/4/2013	100,000,000
10,000,000		Bank of Montreal, 0.400%, 4/12/2013	10,000,000
100,000,000	[3]	Bank of Montreal, 0.464%, 11/14/2012	100,000,000
410,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260% - 0.350%, 11/16/2012 - 2/22/2013	410,000,000
106,000,000		Barclays Bank PLC, 0.350%, 11/13/2012 - 11/21/2012	106,000,000
125,000,000		Branch Banking & Trust Co., 0.390%, 1/18/2013 - 1/22/2013	125,000,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.301%, 11/26/2012	100,000,000
10,000,000	[3]	Canadian Imperial Bank of Commerce, 0.374%, 1/4/2013	10,001,679
140,000,000		Citibank NA, New York, 0.290%, 11/15/2012	140,000,000
25,000,000		Credit Agricole Corporate and Investment Bank, 0.350%, 12/18/2012	25,000,000
100,000,000		Credit Suisse, Zurich, 0.230%, 11/26/2012	100,000,000
210,000,000		Deutsche Bank AG, 0.330% - 0.350%, 11/29/2012 - 2/28/2013	210,002,311
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.331%, 11/21/2012	150,000,000
175,000,000		Mizuho Corporate Bank Ltd., 0.240% - 0.250%, 1/8/2013 - 1/31/2013	175,000,000
25,000,000		Mizuho Corporate Bank Ltd., 0.300%, 11/13/2012	25,000,000
50,000,000		Natixis, 0.340%, 11/5/2012	50,000,000
125,000,000		Rabobank Nederland NV, Utrecht, 0.370%, 4/10/2013	125,000,000
1

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$50,000,000	[3]	Royal Bank of Canada, Montreal, 0.404%, 1/4/2013	$50,000,000
42,000,000	[3]	Royal Bank of Canada, Montreal, 0.451%, 11/23/2012	42,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.455%, 12/17/2012	50,000,000
439,000,000		Sumitomo Mitsui Banking Corp., 0.300% - 0.350%, 11/5/2012 - 1/25/2013	439,000,000
135,000,000		Toronto Dominion Bank, 0.280% - 0.380%, 11/6/2012 - 9/20/2013	135,000,000
75,000,000	[3]	Toronto Dominion Bank, 0.314%, 1/28/2013	75,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.321%, 1/22/2013	100,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.418%, 11/13/2012	50,000,000
5,000,000	[3]	Toronto Dominion Bank, 0.443%, 11/2/2012	5,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,032,003,990
		Collateralized Loan Agreements—14.6%
		Finance - Banking—14.6%
30,000,000		Barclays Capital, Inc., 0.781%, 1/22/2013	30,000,000
151,500,000		Citigroup Global Markets, Inc., 0.679% - 0.842%, 11/1/2012 - 12/14/2012	151,500,000
309,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.781%, 11/1/2012 - 1/22/2013	309,000,000
3,000,000		Deutsche Bank Securities, Inc., 0.578%, 11/1/2012	3,000,000
161,000,000		Goldman Sachs & Co., 0.477%, 11/6/2012	161,000,000
85,000,000		J.P. Morgan Securities LLC, 0.456%, 11/7/2012	85,000,000
233,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.477%—0.781%, 11/1/2012 - 1/17/2013	233,000,000
45,000,000		Mizuho Securities USA, Inc., 0.375%, 11/1/2012	45,000,000
150,000,000		RBS Securities, Inc., 0.527%, 11/6/2012	150,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,167,500,000
		Commercial Paper—24.4%[4]
		Aerospace/Auto—1.0%
30,300,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.410%, 11/23/2012	30,292,408
17,200,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.400%, 11/16/2012 - 11/20/2012	17,196,689
29,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.253% - 0.558%, 12/21/2012 - 3/27/2013	28,963,088
		TOTAL	76,452,185
		Consumer Products—0.4%
35,000,000	[1,2]	Coca-Cola Company, 0.218% - 0.264%, 11/2/2012 - 1/22/2013	34,989,436
		Consumer Products—0.2%
17,500,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.400%, 11/14/2012 - 11/20/2012	17,496,919
		Containers & Packaging—0.1%
6,500,000	[1,2]	Bemis Co., Inc., 0.400%, 11/14/2012	6,499,061
		Electric Power—0.0%
1,200,000	[1,2]	Eaton Corp., 0.400%, 11/16/2012	1,199,800
		Finance - Banking—10.5%
88,000,000	[1,2]	Commonwealth Bank of Australia, 0.316%, 2/21/2013	87,913,760
133,800,000		ING (U.S.) Funding LLC, 0.280% - 0.350%, 11/13/2012 - 12/5/2012	133,781,021
5,000,000		J.P. Morgan Chase & Co., 0.267%, 11/9/2012	4,999,689
11,792,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.237%, 11/6/2012	11,792,000
25,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Barclays Bank PLC LOC), 0.250%, 1/3/2013	25,000,000
100,000,000	[1,2]	Mizuho Funding LLC, 0.240%, 1/30/2013	99,940,000
85,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.284% - 0.351%, 11/14/2012 - 1/14/2013	84,984,560
183,000,000	[1,2]	Northern Pines Funding LLC, 0.340% - 0.410%, 11/15/2012 - 12/27/2012	182,965,794
10,000,000		State Street Corp., 0.304%, 11/5/2012	9,999,644
100,000,000	[1,2]	Surrey Funding Corporation, 0.300%, 11/5/2012	99,996,667
12,000,000		Toronto Dominion Holdings (USA), Inc., (GTD by Toronto Dominion Bank), 0.294%, 1/22/2013	11,991,800
75,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.309%, 11/8/2012	75,000,000
2

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—continued
$10,000,000	[1,2]	Westpac Trust Securities NZ Ltd., 0.304%, 2/5/2013	$9,991,733
		TOTAL	838,356,668
		Finance - Commercial—2.4%
190,000,000	[1,2]	Versailles Commercial Paper LLC, 0.330% - 0.350%, 11/7/2012 - 1/2/2013	189,962,118
		Finance - Retail—4.1%
153,000,000	[1,2]	Barton Capital LLC, 0.350%, 11/2/2012 - 11/5/2012	152,997,054
10,000,000	[1,2]	Old Line Funding, LLC, 0.294%, 1/18/2013	9,993,500
161,690,000	[1,2]	Sheffield Receivables Corp., 0.300% - 0.350%, 11/28/2012 - 1/28/2013	161,577,015
		TOTAL	324,567,569
		Food & Beverage—0.2%
20,000,000	[1,2]	Nestle Capital Corp., (GTD by Nestle SA), 0.307%, 5/17/2013	19,966,072
		Mining—0.6%
45,605,000	[1,2]	Xstrata Finance (Canada) Ltd., (GTD by Xstrata PLC), 0.480% - 0.500%, 11/2/2012 - 11/30/2012	45,598,576
		Sovereign—4.2%
150,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.325%, 11/26/2012	149,966,146
183,000,000	[1,2]	Kells Funding, LLC, 0.401%, 4/16/2013	182,662,466
		TOTAL	332,628,612
		Telecommunications—0.3%
22,000,000	[1,2]	Verizon Communications, Inc., 0.360% - 0.400%, 11/28/2012 - 11/30/2012	21,993,799
		Utility Gas—0.4%
33,670,000	[1,2]	Northeast Utilities, 0.410%, 11/6/2012 - 11/19/2012	33,666,199
		TOTAL COMMERCIAL PAPER	1,943,377,014
		Corporate Bonds—1.4%
		Diversified—0.1%
6,730,000		General Electric Co., 5.000%, 2/1/2013	6,806,782
		Electronics—0.0%
2,903,000		IBM Corp., 4.750%, 11/29/2012	2,912,330
		Finance - Banking—0.3%
8,625,000		Bank of New York Mellon Corp., 4.950%, 11/1/2012	8,625,000
6,310,000		Bank of New York Mellon, 4.500%, 4/1/2013	6,416,089
3,000,000		Royal Bank of Canada, Montreal, 2.250%, 3/15/2013	3,020,296
7,430,000		Westpac Banking Corp. Ltd., Sydney, 2.250%, 11/19/2012	7,436,124
		TOTAL	25,497,509
		Finance - Commercial—0.7%
48,769,000		General Electric Capital Corp., 4.800%, 5/1/2013	49,758,604
1,936,000		General Electric Capital Corp., 5.450%, 1/15/2013	1,955,249
		TOTAL	51,713,853
		Insurance—0.2%
8,000,000	[3]	Berkshire Hathaway, Inc., 0.868%, 11/13/2012	8,013,940
6,500,000		Berkshire Hathaway, Inc., 2.125%, 2/11/2013	6,531,253
		TOTAL	14,545,193
		Miscellaneous—0.1%
11,440,000		3M Co. (Minnesota Mining & Manufacturing), 4.650%, 12/15/2012	11,499,526
		TOTAL CORPORATE BONDS	112,975,193
		Federal Home Loan Bank System Note—0.1%
		Government Agency—0.1%
6,025,000		Federal Home Loan Bank System, 1.750%, 12/14/2012	6,035,761
3

Principal Amount			Value
		Notes - Variable—13.1%[3]
		Chemicals—0.2%
$12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.250%, 11/7/2012	$12,500,000
		Finance - Banking—12.2%
30,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.280%, 11/1/2012	30,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.390%,11/5/2012	100,000,000
3,370,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.300%, 11/7/2012	3,370,000
5,490,000		Bethesda Country Club, Inc., Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	5,490,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014), 0.290%, 11/1/2012	24,500,000
11,365,000		Boldt Healthcare Properties, LLC, Series 2008A, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	11,365,000
11,960,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.460%, 11/1/2012	11,960,000
6,185,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/1/2012	6,185,000
244,000		Capital One Funding Corp., Series 1996-C, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/1/2012	244,000
930,000		Capital One Funding Corp., Series 2001-C, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/1/2012	930,000
10,155,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.280%, 11/1/2012	10,155,000
3,850,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	3,850,000
10,265,000		Connecticut Water Co., Series 2004, (RBS Citizens Bank N.A. LOC), 0.460%, 11/7/2012	10,265,000
4,805,000		DJD Investments, LLC, Series 2004, (PNC Bank, N.A. LOC), 0.210%, 11/1/2012	4,805,000
3,595,000		Dellridge Care Center LP, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	3,595,000
7,215,000		Downtown Renaissance, Inc., Rocky Mountain Centre Project, Series 2004, (PNC Bank, N.A. LOC), 0.320%, 11/1/2012	7,215,000
5,000,000		Elsinore Properties LP, Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/1/2012	5,000,000
525,000		Engle Printing & Publishing, Series 2003, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/2/2012	525,000
9,615,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.360%, 11/1/2012	9,615,000
1,770,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/2/2012	1,770,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (SunTrust Bank LOC), 0.190%, 11/1/2012	16,700,000
3,400,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	3,400,000
218,185,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.360%, 11/1/2012	218,185,000
141,000,000		JPMorgan Chase Bank, N.A., 0.334%, 11/28/2012	141,000,000
16,035,000		Madison Hotel Investors I LLC, Series 2005 A, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	16,035,000
7,885,000		Marsh Enterprises, L.L.C., Series 2003, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/1/2012	7,885,000
16,915,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	16,915,000
16,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	16,000,000
7,400,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.190%, 11/1/2012	7,400,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.270%, 11/1/2012	10,330,000
3,215,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/6/2012	3,215,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, Series 2006-A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/1/2012	3,000,000
4,315,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.200%, 11/1/2012	4,315,000
6,845,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.210%, 11/7/2012	6,845,000
50,500,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.210%, 11/7/2012	50,500,000
31,085,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.210%, 11/7/2012	31,085,000
53,800,000	[1,2]	Nuveen Michigan Premium Income Municipal Fund, Inc., Variable Rate MuniFund Term Preferred Shares, Weekly VRDPs (Series 2014), 0.190%, 11/1/2012	53,800,000
6,065,000		Orthopaedic Hospital of Wisconsin LLC, Series 09-A, (Bank of Montreal LOC), 0.250%, 11/1/2012	6,065,000
15,125,000		PA SPE LLC, Series 2009 A, (BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	15,125,000
8,265,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.230%, 11/1/2012	8,265,000
3,950,000		River Road Marietta LP, Series 2006, (Fulton Bank LOC), 1.650%, 11/1/2012	3,950,000
23,245,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.260%, 11/1/2012	23,245,000
4,125,000		Santa Rosa CA Pension Obligation, Revenue Bond Series 2003A, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/1/2012	4,125,000
5,490,000		Silvio Properties, LLC, Series 2007, (Fifth Third Bank, Cincinnati LOC), 0.290%, 11/1/2012	5,490,000
16,570,000		Southeastern California Conference of Seventh-Day Adventists, Series 2008, (Bank of America N.A. LOC), 0.250%, 11/1/2012	16,570,000
4

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$7,795,000	Team Rahal, Inc., Series 2002, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/2/2012	$7,795,000
6,590,000	Urban Campus Environments LLC, Series 2006, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	6,590,000
7,305,000	WCN Properties, Inc., Series 2, (Fulton Bank LOC), 1.650%, 11/1/2012	7,305,000
25,000,000	Wells Fargo Bank, N.A., 0.429%, 12/20/2012	25,000,000
5,350,000	West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/2/2012	5,350,000
4,185,000	Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 11/7/2012	4,185,000
6,620,000	Yonkers, NY IDA, JME Associates, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 11/1/2012	6,620,000
2,500,000	York County, PA IDA, Series 2003-B, (Assured Guaranty Municipal Corp. INS), 2.500%, 11/1/2012	2,500,000
	TOTAL	975,659,000
	Finance - Retail—0.5%
43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.769%, 11/15/2012	43,000,000
	Government Agency—0.0%
525,000	Frogtown LLC, Series 2004, (FHLB of Cincinnati LOC), 0.450%, 11/1/2012	525,000
	Oil & Oil Finance—0.2%
14,525,000	Port of Port Arthur Navigation District, Revenue Bonds Series 1998, (GTD by Total SA), 0.330%, 11/7/2012	14,525,000
	TOTAL NOTES—VARIABLE	1,046,209,000
	TIME DEPOSIT—1.3%
	Finance - Banking—1.3%
100,000,000	Svenska Handelsbanken, Stockholm, 0.180%, 11/1/2012	100,000,000
	U.S. Treasury Note—0.9%
	U.S. Treasury Note—0.9%
70,000,000	United States Treasury, 1.750%, 4/15/2013	70,475,528
	Repurchase Agreement—0.3%
25,314,000	Interest in $4,205,000,000 joint repurchase agreement 0.33%, dated 10/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,205,038,546 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,323,204,087.	25,314,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	7,968,749,181
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,385,690
	TOTAL NET ASSETS—100%	$7,970,134,871
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $2,064,620,528, which represented 25.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $2,064,620,528, which represented 25.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
5

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VMTP	—Variable Rate MuniFund Term Preferred
VRDPs	—Variable Rate Demand Preferreds
6
Federated Tax-Free Obligations Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Alabama—4.2%
$5,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.210%, 11/1/2012	$5,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	4,000,000
2,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.270%, 11/1/2012	2,000,000
12,485,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.230%, 11/1/2012	12,485,000
4,000,000		Daphne-Villa Mercy, AL Special Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Mercy Medical Center)/(Bank of America N.A. LOC), 0.240%, 11/7/2012	4,000,000
23,500,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.260%, 11/1/2012	23,500,000
79,560,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.260%, 11/1/2012	79,560,000
8,200,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.210%, 11/1/2012	8,200,000
20,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.58% TOBs (Alabama Power Co.), Mandatory Tender 9/13/2013	20,000,000
18,850,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.230%, 11/1/2012	18,850,000
32,500,000		The Board of Trustees of the University of Alabama, (Series 2012-C) Weekly VRDNs (University of Alabama at Birmingham-University Hospital)/(PNC Bank, N.A. LOC), 0.210%, 11/1/2012	32,500,000
17,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/7/2012	17,000,000
9,100,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/7/2012	9,100,000
50,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/7/2012	50,000,000
19,700,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.210%, 11/7/2012	19,700,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.210%, 11/7/2012	10,000,000
12,180,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.240%, 11/1/2012	12,180,000
5,450,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	5,450,000
		TOTAL	333,525,000
		Arizona—1.3%
700,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 11/1/2012	700,000
3,085,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 11/1/2012	3,085,000
21,900,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/25/2013	21,900,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.280%, 11/1/2012	4,000,000
4,765,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.280%, 11/1/2012	4,765,000
21,800,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York Mellon LOC), 0.190%, 11/7/2012	21,800,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificate (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.270%, 11/1/2012	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.240%, 11/1/2012	10,135,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.210%, 11/1/2012	3,345,000
3,300,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.380%, 11/7/2012	3,300,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Arizona—continued
$11,000,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.380%, 11/1/2012	$11,000,000
10,000,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	10,000,000
		TOTAL	101,875,000
		California—10.6%
10,050,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.220%, 11/7/2012	10,050,000
41,050,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.270%, 11/1/2012	41,050,000
17,505,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.220%, 11/7/2012	17,505,000
4,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	4,500,000
27,100,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.270%, 11/1/2012	27,100,000
36,460,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.210%, 11/7/2012	36,460,000
10,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.23% CP (Kaiser Permanente), Mandatory Tender 4/4/2013	10,000,000
17,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.25% CP (Kaiser Permanente), Mandatory Tender 11/8/2012	17,000,000
5,865,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	5,865,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.220%, 11/7/2012	10,000,000
20,300,000		California State, (Series 2005 A2-1) Weekly VRDNs (Barclays Bank PLC LOC), 0.200%, 11/7/2012	20,300,000
142,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	143,853,694
20,000,000	[3,4]	California State, PUTTERs (Series 4265) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.230%, 11/1/2012	20,000,000
4,400,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.220%, 11/1/2012	4,400,000
44,400,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/1/2012	44,400,000
17,045,000		California Statewide CDA, (Series 2004E), 0.25% CP (Kaiser Permanente), Mandatory Tender 1/11/2013	17,045,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.230%, 11/1/2012	6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.220%, 11/1/2012	22,910,000
7,830,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.220%, 11/1/2012	7,830,000
35,255,000		California Statewide CDA, (Series 2008A) Weekly VRDNs (Los Angeles County Museum of Art)/(Union Bank, N.A. LOC), 0.210%, 11/7/2012	35,255,000
30,000,000		California Statewide CDA, (Series 2008B), 0.25% CP (Kaiser Permanente), Mandatory Tender 12/10/2012	30,000,000
20,000,000		California Statewide CDA, (Series B) Weekly VRDNs (Kaiser Permanente), 0.180%, 11/7/2012	20,000,000
13,200,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.200%, 11/1/2012	13,200,000
15,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2012-17C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/17/2013	15,000,000
5,105,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.210%, 11/7/2012	5,105,000
10,520,000	[3,4]	Grossmont, CA Union High School District, SPEARs (Series DBE-649) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 11/1/2012	10,520,000
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 11/1/2012	14,000,000
4,835,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/1/2012	4,835,000
12,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 11/1/2012	12,000,000
28,295,000		Los Angeles, CA, (Series C), 2.00% TRANs, 4/25/2013	28,538,641
55,000,000		Los Angeles, CA, (Series D), 2.00% TRANs, 5/30/2013	55,566,093
67,000,000		Los Angeles, CA, (Series E), 2.00% TRANs, 6/27/2013	67,775,555
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 11/1/2012	10,125,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$9,045,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 11/1/2012	$9,045,000
9,995,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.220%, 11/1/2012	9,995,000
9,350,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series A: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 0.170%, 11/6/2012	9,350,000
9,900,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series B: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 0.170%, 11/6/2012	9,900,000
20,000,000		Torrance, CA, 1.00% TRANs, 7/4/2013	20,100,423
6,466,000		Tustin, CA USD, Special Tax District: Community Facilities District #07-1, (Series 2010) Daily VRDNs (Bank of America N.A. LOC), 0.260%, 11/1/2012	6,466,000
		TOTAL	853,545,406
		Colorado—1.0%
3,435,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.230%, 11/1/2012	3,435,000
1,630,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/1/2012	1,630,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.230%, 11/1/2012	8,625,000
11,165,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.220%, 11/1/2012	11,165,000
16,915,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 11/1/2012	16,915,000
8,755,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 1.100%, 11/7/2012	8,755,000
15,800,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 1.100%, 11/7/2012	15,800,000
10,645,000	[3,4]	University of Colorado Hospital Authority, Stage Trust (Series 2012-77C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 5/15/2013	10,645,000
		TOTAL	76,970,000
		Connecticut—0.3%
14,000,000		Bridgeport, CT, (2012 Series B), 1.25% TANs, 2/12/2013	14,036,968
14,000,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.210%, 11/1/2012	14,000,000
		TOTAL	28,036,968
		District of Columbia—0.8%
4,045,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 11/2/2012	4,045,000
4,730,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	4,730,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	4,000,000
12,640,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	12,640,000
14,195,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	14,195,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.210%, 11/1/2012	26,665,000
		TOTAL	66,275,000
		Florida—7.8%
35,000,000		Alachua County, FL Health Facilities Authority, (Series 2008B), 0.22% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 11/6/2012	35,000,000
30,000,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 11/1/2012	30,000,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.240%, 11/1/2012	28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.210%, 11/1/2012	18,000,000
10,450,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.210%, 11/7/2012	10,450,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$15,800,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.230%, 11/1/2012	$15,800,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.220%, 11/7/2012	4,705,000
2,150,000		Highlands County, FL Health Facilities Authority, (Series 2005F) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/1/2012	2,150,000
39,750,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.200%, 11/7/2012	39,750,000
45,985,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.260%, 11/1/2012	45,985,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.230%, 11/1/2012	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.220%, 11/1/2012	22,600,000
1,300,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.250%, 11/7/2012	1,300,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.200%, 11/1/2012	10,000,000
155,210,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.260%, 11/1/2012	155,210,000
9,650,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/1/2012	9,650,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.310%, 11/1/2012	10,000,000
74,990,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 11/7/2012	74,990,000
		TOTAL	627,715,000
		Georgia—3.8%
14,330,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.210%, 11/1/2012	14,330,000
6,210,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	6,210,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.260%, 11/1/2012	10,000,000
1,975,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.260%, 11/1/2012	1,975,000
1,920,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.260%, 11/1/2012	1,920,000
29,000,000		DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	29,017,899
67,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	67,065,445
1,800,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 11/1/2012	1,800,000
6,990,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	6,990,000
3,755,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	3,755,000
53,615,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.260%, 11/7/2012	53,615,000
3,700,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/1/2012	3,700,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.220%, 11/1/2012	5,740,000
12,640,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	12,640,000
67,830,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.210%, 11/1/2012	67,830,000
11,890,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 11/7/2012	11,890,000
2,850,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.210%, 11/7/2012	2,850,000
1,780,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	1,780,000
		TOTAL	303,108,344

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Hawaii—0.1%
$10,335,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.30% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	$10,335,000
		Illinois—9.8%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.210%, 11/1/2012	12,410,000
29,085,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.230%, 11/1/2012	29,085,000
40,705,000	[3,4]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.220%, 11/7/2012	40,705,000
3,700,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.250%, 11/1/2012	3,700,000
13,375,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.210%, 11/1/2012	13,375,000
17,000,000	[3,4]	Chicago, IL Water Revenue, Clipper Tax-Exempt Certificates Trust (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.230%, 11/1/2012	17,000,000
22,000,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Royal Bank of Canada, Montreal LOC), 0.210%, 11/1/2012	22,000,000
19,435,000	[3,4]	Chicago, IL, SPEARs (Series DBE-308) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 11/1/2012	19,435,000
5,100,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.210%, 11/7/2012	5,100,000
5,455,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.260%, 11/1/2012	5,455,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.240%, 11/1/2012	15,400,000
750,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.400%, 11/1/2012	750,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.220%, 11/7/2012	6,500,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.330%, 11/1/2012	7,000,000
15,000,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Barclays Bank PLC LOC), 0.220%, 11/1/2012	15,000,000
38,695,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/7/2012	38,695,000
4,540,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.220%, 11/1/2012	4,540,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.260%, 11/7/2012	62,700,000
92,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.240%, 11/7/2012	92,900,000
14,550,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.220%, 11/1/2012	14,550,000
12,900,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.200%, 11/1/2012	12,900,000
76,640,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Northern Trust Co., Chicago, IL LIQ), 0.210%, 11/7/2012	76,640,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.220%, 11/1/2012	9,885,000
26,955,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-103C), 0.30% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/17/2013	26,955,000
3,900,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/7/2012	3,900,000
27,275,000	[3,4]	Illinois Municipal Electric Agency, Solar Eclipse (Series 2006-0098) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	27,275,000
2,100,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.220%, 11/1/2012	2,100,000
49,500,000		Illinois State Toll Highway Authority, (2007 Series A-2d) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.220%, 11/1/2012	49,500,000
8,000,000		Illinois State Unemployment Insurance Fund Building Receipts, 2.00% Bonds, 6/15/2013	8,084,846
33,185,000	[3,4]	Illinois State, Stage Trust (Series 2011-47C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.220%, 11/1/2012	33,185,000
6,515,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.320%, 11/7/2012	6,515,000
24,390,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 11/1/2012	24,390,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$19,225,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 11/1/2012	$19,225,000
10,540,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 11/1/2012	10,540,000
31,575,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 11/1/2012	31,575,000
13,170,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 11/1/2012	13,170,000
6,295,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.220%, 11/1/2012	6,295,000
		TOTAL	788,434,846
		Indiana—1.7%
2,235,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/1/2012	2,235,000
44,995,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009D) Weekly VRDNs (Parkview Health System Obligated Group)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/7/2012	44,995,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.210%, 11/1/2012	12,000,000
4,795,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.220%, 11/1/2012	4,795,000
3,325,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.220%, 11/1/2012	3,325,000
4,665,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.220%, 11/1/2012	4,665,000
35,000,000		Indiana State Finance Authority, (Series 2012B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.200%, 11/1/2012	35,000,000
10,000,000		Indiana State Finance Authority, (Series 2012C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.200%, 11/1/2012	10,000,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 11/1/2012	6,500,000
10,190,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.310%, 11/1/2012	10,190,000
		TOTAL	133,705,000
		Iowa—1.1%
12,715,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.390%, 11/1/2012	12,715,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.250%, 11/1/2012	23,500,000
13,900,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.270%, 11/7/2012	13,900,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.210%, 11/1/2012	40,000,000
		TOTAL	90,115,000
		Kansas—0.2%
5,000,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.210%, 11/1/2012	5,000,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.210%, 11/1/2012	10,195,000
		TOTAL	15,195,000
		Kentucky—0.7%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/1/2012	20,080,000
16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.310%, 11/1/2012	16,000,000
13,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.310%, 11/1/2012	13,000,000
3,835,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.210%, 11/2/2012	3,835,000
		TOTAL	52,915,000
		Louisiana—3.5%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.340%, 11/7/2012	25,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$14,210,000	[3,4]	Lafayette, LA, Stage Trust (Series 2012-14C), 0.30% TOBs (Lafayette Consolidated Government)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 12/27/2012	$14,210,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.250%, 11/7/2012	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.250%, 11/7/2012	3,350,000
30,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.250%, 11/1/2012	30,000,000
22,850,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.200%, 11/7/2012	22,850,000
20,970,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	20,970,000
15,310,000	[3,4]	Louisiana State Gas & Fuels second lien, PUTTERs (Series 2378) Weekly VRDNs (Deutsche Bank AG LIQ), 0.250%, 11/1/2012	15,310,000
103,000,000	[3,4]	Louisiana State Gas & Fuels second lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 11/1/2012	103,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels second lien, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.220%, 11/1/2012	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.240%, 11/1/2012	5,400,000
		TOTAL	281,920,000
		Maine—0.0%
3,365,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	3,365,000
		Maryland—1.2%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.210%, 11/1/2012	6,450,000
8,050,000	[3,4]	Baltimore County, MD, Stage Trust (Series 2011-137C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.220%, 11/1/2012	8,050,000
3,550,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 11/6/2012	3,550,000
40,160,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.200%, 11/1/2012	40,160,000
16,050,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.200%, 11/1/2012	16,050,000
1,148,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 11/6/2012	1,148,500
1,464,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 11/6/2012	1,464,000
13,875,000		Montgomery County, MD, Consolidated Public Improvement Bond Anticipation Notes (2006 Series A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.210%, 11/1/2012	13,875,000
3,170,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 11/2/2012	3,170,000
		TOTAL	93,917,500
		Massachusetts—1.0%
33,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.250%, 11/1/2012	33,500,000
35,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.55% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 11/14/2012	35,000,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.300%,11/1/2012	8,000,000
5,955,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.300%, 11/1/2012	5,955,000
		TOTAL	82,455,000
		Michigan—4.4%
8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.360%, 11/1/2012	8,000,000
7,575,000	[3,4]	Detroit, MI City School District, ROCs (Series 11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 11/1/2012	7,575,000
3,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	3,900,000
3,150,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.400%, 11/7/2012	3,150,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$13,075,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.250%, 11/1/2012	$13,075,000
33,450,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/1/2012	33,450,000
3,000,000		Michigan Finance Authority, (Series 2012B-1), 2.00% RANs, 8/20/2013	3,038,232
65,000,000		Michigan Finance Authority, (Series 2012B-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2013	65,897,000
3,455,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/1/2012	3,455,000
500,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/1/2012	500,000
4,400,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.260%, 11/1/2012	4,400,000
19,850,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.190%, 11/1/2012	19,850,000
8,660,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.300%, 11/1/2012	8,660,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.300%, 11/1/2012	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.300%, 11/1/2012	7,100,000
1,105,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.230%, 11/1/2012	1,105,000
1,965,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/7/2012	1,965,000
1,000,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Alliance Subordinate Credit Group )/(Citibank NA, New York LIQ), 0.220%, 11/1/2012	1,000,000
7,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/1/2012	7,000,000
4,000,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.230%, 11/1/2012	4,000,000
11,520,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.250%, 11/1/2012	11,520,000
5,165,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.220%, 11/1/2012	5,165,000
700,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Bank of America N.A. LOC), 0.540%, 11/1/2012	700,000
1,160,000		Michigan State Strategic Fund, Limited Obligation Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.220%, 11/1/2012	1,160,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/1/2012	1,000,000
32,975,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.210%, 11/1/2012	32,975,000
905,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.220%, 11/1/2012	905,000
5,000,000	[3,4]	Portage, MI Public Schools, Austin Floater Certificates (Series 2008-3030X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.320%, 11/1/2012	5,000,000
3,245,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/7/2012	3,245,000
19,700,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/1/2012	19,700,000
27,225,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/1/2012	27,225,000
30,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/1/2012	30,000,000
7,720,000		Wayne County, MI Airport Authority, (Series 2010F) Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/7/2012	7,720,000
		TOTAL	353,935,232
		Minnesota—1.6%
4,905,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.210%, 11/1/2012	4,905,000
4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/1/2012	4,550,000
10,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.220%, 11/1/2012	10,000,000
6,000,000		Little Falls, MN ISD 482, (Series 2012A), 1.50% TANs (GTD by Minnesota State), 9/27/2013	6,062,144

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.250%, 11/1/2012	$2,600,000
9,010,000		Minneapolis, MN, Housing Development Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.210%, 11/1/2012	9,010,000
6,345,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.210%, 11/1/2012	6,345,000
14,150,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B) Daily VRDNs (Children's Hospitals & Clinics)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.230%, 11/1/2012	14,150,000
5,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.270%, 11/1/2012	5,000,000
13,965,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.220%, 11/7/2012	13,965,000
18,945,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	18,945,000
1,170,000		Minnesota State Higher Education Facility Authority, (Series Five-S) Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	1,170,000
3,470,000		Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.220%, 11/1/2012	3,470,000
3,500,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.230%, 11/1/2012	3,500,000
700,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	700,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.210%, 11/1/2012	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.210%, 11/1/2012	4,560,000
3,500,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.460%, 11/2/2012	3,500,000
1,815,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.220%, 11/1/2012	1,815,000
3,000,000		South St. Paul, MN ISD No. 006, (Series 2012B), 0.80% TANs (GTD by Minnesota State), 9/27/2013	3,013,784
3,900,000		St. Cloud, MN ISD No. 742, (Series 2012B), 1.50% TANs (GTD by Minnesota State), 8/13/2013	3,936,421
5,000,000		St. Francis, MN ISD#015, (Series B), 1.50% TANs (GTD by Minnesota State), 9/7/2013	5,051,638
1,500,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.190%, 11/1/2012	1,500,000
		TOTAL	130,403,987
		Mississippi—0.9%
45,135,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.230%, 11/1/2012	45,135,000
6,500,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.310%, 11/1/2012	6,500,000
12,310,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	12,310,000
10,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(Bank of Nova Scotia, Toronto LOC), 0.220%, 11/1/2012	10,000,000
		TOTAL	73,945,000
		Missouri—0.8%
8,575,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.310%, 11/1/2012	8,575,000
13,105,000	[3,4]	Missouri Joint Municipal Electric Utility Commission, PUTTERs (Series 4133) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/1/2012	13,105,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 11/1/2012	26,000,000
20,000,000		St. Louis, MO, 2.00% TRANs, 5/30/2013	20,204,669
		TOTAL	67,884,669
		Multi-State—0.0%
870,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-76 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.260%, 11/1/2012	870,000
		Nebraska—0.8%
53,755,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.210%, 11/1/2012	53,755,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nebraska—continued
$10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.260%, 11/1/2012	$10,000,000
		TOTAL	63,755,000
		Nevada—1.3%
40,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-2), 2.00% BANs, 7/1/2013	40,436,398
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.220%, 11/7/2012	6,500,000
28,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2A) Weekly VRDNs (Citibank NA, New York LOC), 0.220%, 11/7/2012	28,000,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.210%, 11/1/2012	28,500,000
		TOTAL	103,436,398
		New Hampshire—0.2%
15,855,000		New Hampshire HEFA, (Series 2007) Weekly VRDNs (New London Hospital)/(Bank of New York Mellon LOC), 0.220%, 11/1/2012	15,855,000
		New Jersey—5.1%
500,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/1/2012	500,000
5,484,000		Cinnaminson, NJ, (Series 2012A), 1.50% BANs, 5/23/2013	5,504,252
11,320,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.210%, 11/1/2012	11,320,000
15,000,000		Livingston Township, NJ, 1.00% BANs, 2/15/2013	15,027,995
4,000,000		New Jersey State Transportation Trust Fund Authority, (Series 2009D) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.170%, 11/7/2012	4,000,000
28,170,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 11/1/2012	28,170,000
10,260,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-449) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 11/1/2012	10,260,000
185,000,000	[3,4]	New Jersey State VRNs, 0.478%, 11/1/2012	185,000,000
100,000,000	[3,4]	New Jersey State, (Series Fiscal 2013B) VRNs, 0.464%, 11/1/2012	100,000,000
13,300,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	13,320,293
15,000,000		Teaneck, NJ, 1.00% BANs, 4/26/2013	15,041,010
23,400,000		Vineland, NJ, 1.00% BANs, 1/22/2013	23,425,949
		TOTAL	411,569,499
		New Mexico—1.6%
126,410,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.210%, 11/1/2012	126,410,000
		New York—10.5%
12,061,359		Dundee, NY CSD, 1.25% BANs, 6/20/2013	12,110,671
17,728,019		Ithaca, NY, (Series 2012A), 1.00% BANs, 2/15/2013	17,763,805
14,990,000		MTA Dedicated Tax Fund, (Series 2008B-1) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.210%, 11/1/2012	14,990,000
34,055,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.210%, 11/7/2012	34,055,000
63,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.220%, 11/7/2012	63,000,000
18,630,000		New York City Housing Development Corp., (Series 2009A) Weekly VRDNs (Q Student Residences, LLC)/(RBS Citizens Bank N.A. LOC), 0.220%, 11/1/2012	18,630,000
26,900,000		New York City Housing Development Corp., Bruckner by the Bridge (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 11/7/2012	26,900,000
50,000,000		New York City Liberty Development Corp., (Series A-1), 0.25% TOBs (3 World Trade Center)/(GTD by United States Treasury) 8/22/2013	50,000,000
8,800,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008C) Weekly VRDNs (TD Bank, N.A. LOC), 0.200%, 11/7/2012	8,800,000
11,375,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-4) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.200%, 11/1/2012	11,375,000
25,000,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.200%, 11/1/2012	25,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$50,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 0.23% CP, Mandatory Tender 11/28/2012	$50,000,000
74,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.300%, 11/1/2012	74,900,000
44,085,000		New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.230%, 11/7/2012	44,085,000
5,300,000		New York City, NY, (Fiscal 1994 Series E-4) Daily VRDNs (BNP Paribas SA LOC), 0.260%, 11/1/2012	5,300,000
65,400,000		New York City, NY, (Fiscal 2003 Series C-4) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.200%, 11/1/2012	65,400,000
8,200,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.210%, 11/1/2012	8,200,000
8,750,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.270%, 11/1/2012	8,750,000
19,600,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.250%, 11/1/2012	19,600,000
19,900,000		New York City, NY, (Fiscal 2008 Subseries L-6) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.190%, 11/1/2012	19,900,000
42,000,000		New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.290%, 11/1/2012	42,000,000
20,000,000		New York Liberty Development Corporation, 0.25% TOBs (3 World Trade Center)/(GTD by United States Treasury) Optional Tender 8/22/2013	20,000,000
15,050,000		New York State Dormitory Authority, Series 2006B-1) Weekly VRDNs (University of Rochester, NY)/(Wells Fargo Bank, N.A. LOC), 0.190%, 11/7/2012	15,050,000
32,540,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.300%, 11/7/2012	32,540,000
35,300,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.300%, 11/7/2012	35,300,000
8,000,000		New York State Urban Development Corp., (Subseries 2008A-5) Weekly VRDNs (TD Bank, N.A. LOC), 0.180%, 11/1/2012	8,000,000
60,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	60,426,008
40,000,000		Rochester, NY, (Series 2012-I), 1.00% BANs, 2/15/2013	40,080,840
10,440,000		Tarrytowns, NY Union Free School District, 1.50% BANs, 2/15/2013	10,476,170
		TOTAL	842,632,494
		North Carolina—1.1%
18,980,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.310%, 11/1/2012	18,980,000
5,205,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	5,205,000
3,700,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	3,700,000
3,255,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	3,255,000
8,040,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	8,040,000
7,135,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.310%, 11/1/2012	7,135,000
9,105,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	9,105,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	2,100,000
7,500,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	7,500,000
3,600,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	3,600,000
5,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C) Weekly VRDNs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), 0.220%, 11/1/2012	5,515,000
4,585,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	4,585,000
11,525,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LOC), 0.200%, 11/7/2012	11,525,000
		TOTAL	90,245,000
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 11/7/2012	29,124,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—1.4%
$5,955,000		Avon, OH, 1.00% BANs, 6/27/2013	$5,980,114
900,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/1/2012	900,000
12,815,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.210%, 11/1/2012	12,815,000
100,000		Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.200%, 11/1/2012	100,000
11,000,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.270%, 11/7/2012	11,000,000
24,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.260%, 11/7/2012	24,415,000
10,200,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/1/2012	10,200,000
7,700,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.210%, 11/1/2012	7,700,000
33,400,000		Ohio State Revenue, (Series 2012A), 0.35% BANs (Ohio Revitalization Program), 5/30/2013	33,400,000
3,975,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.340%, 11/1/2012	3,975,000
		TOTAL	110,485,114
		Oklahoma—0.1%
6,570,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.250%, 11/1/2012	6,570,000
		Pennsylvania—5.8%
4,120,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.220%, 11/1/2012	4,120,000
3,995,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.290%, 11/1/2012	3,995,000
16,800,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.230%, 11/7/2012	16,800,000
3,805,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.280%, 11/1/2012	3,805,000
3,090,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.200%, 11/1/2012	3,090,000
7,500,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (South Park School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.260%, 11/1/2012	7,500,000
2,900,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.210%, 11/7/2012	2,900,000
1,370,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.310%, 11/1/2012	1,370,000
6,500,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.220%, 11/1/2012	6,500,000
28,400,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.240%, 11/1/2012	28,400,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.230%, 11/1/2012	7,845,000
17,000,000		Dallastown Area School District, PA, Series 2012 VRNs, 1.516%, 1/1/2013	17,084,076
27,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.210%, 11/1/2012	27,945,000
4,115,000		Governor Mifflin, PA School District, (Series of 2010) Weekly VRDNs (PNC Bank, N.A. LOC), 0.220%, 11/1/2012	4,115,000
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.220%, 11/1/2012	4,000,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.210%, 11/1/2012	5,000,000
6,795,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.260%, 11/1/2012	6,795,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 11/1/2012	8,650,000
2,330,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.240%, 11/1/2012	2,330,000
7,500,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.220%, 11/1/2012	7,500,000
4,030,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.220%, 11/1/2012	4,030,000
8,000,000		Pennsylvania EDFA, Series 2012C Weekly VRDNs (Pennsylvania State Unemployment Compensation Fund)/(PNC Bank, N.A. LOC), 0.200%, 11/7/2012	8,000,000
20,145,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.220%, 11/1/2012	20,145,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.220%, 11/1/2012	$2,870,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/1/2012	4,600,000
2,730,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.220%, 11/1/2012	2,730,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.210%, 11/1/2012	100,000
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.210%, 11/1/2012	5,000,000
19,940,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.210%, 11/1/2012	19,940,000
48,150,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.210%, 11/1/2012	48,150,000
124,125,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.300%, 11/1/2012	124,125,000
45,000,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/1/2012	45,000,000
3,655,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.220%, 11/1/2012	3,655,000
9,000,000		Washington County, PA Hospital Authority, (Series 2007B) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.210%, 11/1/2012	9,000,000
		TOTAL	467,089,076
		South Carolina—0.3%
4,200,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/1/2012	4,200,000
8,890,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 11/1/2012	8,890,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.310%, 11/1/2012	4,000,000
4,890,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	4,890,000
		TOTAL	21,980,000
		Tennessee—1.3%
13,500,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 11/7/2012	13,500,000
5,365,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 11/7/2012	5,365,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.200%, 11/1/2012	1,470,000
11,115,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-D) Daily VRDNs (Jefferson County, TN)/(KBC Bank N.V. LOC), 0.560%, 11/1/2012	11,115,000
10,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.560%, 11/1/2012	10,100,000
25,415,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.300%, 11/1/2012	25,415,000
4,630,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	4,630,000
10,095,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-3) Daily VRDNs (Morgan County, TN)/(KBC Bank N.V. LOC), 0.560%, 11/1/2012	10,095,000
7,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.790%, 11/7/2012	7,000,000
19,600,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.210%, 11/1/2012	19,600,000
		TOTAL	108,290,000
		Texas—8.6%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.230%, 11/1/2012	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.240%, 11/1/2012	24,150,000
20,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.250%, 11/1/2012	20,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$10,415,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.250%, 11/1/2012	$10,415,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.22% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 12/5/2012	28,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.23% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 6/5/2013	57,500,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.30% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/25/2013	9,815,000
8,290,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.270%, 11/1/2012	8,290,000
16,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.270%, 11/1/2012	16,000,000
46,300,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Weekly VRDNs (Memorial Hermann Healthcare System)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/1/2012	46,300,000
34,450,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/1/2012	34,450,000
20,000,000		Harris County, TX HFDC, (Series 2008B) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.220%, 11/1/2012	20,000,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Healthcare System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.210%, 11/1/2012	11,000,000
47,460,000		Houston, TX Combined Utility System, (Series 2004B-5) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.200%, 11/1/2012	47,460,000
11,285,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.280%, 11/1/2012	11,285,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.270%, 11/1/2012	13,665,000
9,585,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/1/2012	9,585,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.240%, 11/1/2012	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.30% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/27/2012	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.30% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/27/2012	16,830,000
12,085,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.250%, 11/1/2012	12,085,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.240%, 11/7/2012	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.240%, 11/7/2012	25,000,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.560%, 11/1/2012	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.210%, 11/1/2012	15,000,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(PNC Bank, N.A. LOC), 0.200%, 11/7/2012	25,000,000
50,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of Montreal LOC), 0.200%, 11/7/2012	50,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.220%, 11/1/2012	8,685,000
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.260%, 11/1/2012	23,000,000
50,000,000	[3,4]	Texas State, PUTTERs (Series 4262) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 11/1/2012	50,000,000
8,330,000		Texas State, Veterans Bonds (Series 2012A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.190%, 11/7/2012	8,330,000
10,295,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.220%, 11/7/2012	10,295,000
		TOTAL	688,330,000
		Virginia—1.2%
5,000,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.290%, 11/1/2012	5,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	$9,375,000
16,965,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	16,965,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.330%, 11/1/2012	9,250,000
13,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.210%, 11/1/2012	13,000,000
16,065,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.210%, 11/1/2012	16,065,000
28,210,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	28,210,000
		TOTAL	97,865,000
		Washington—0.4%
3,365,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	3,365,000
12,930,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.30% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/25/2013	12,930,000
16,560,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.220%, 11/1/2012	16,560,000
		TOTAL	32,855,000
		West Virginia—0.6%
15,130,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.250%, 11/1/2012	15,130,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.210%, 11/1/2012	10,800,000
24,300,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.210%, 11/1/2012	24,300,000
		TOTAL	50,230,000
		Wisconsin—2.2%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) Series 2009-6 Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.220%, 11/1/2012	22,000,000
10,000,000		Milwaukee, WI, (Series 2012 C-6), 0.230% - 0.270%, 11/2/2012 - 12/5/2012	10,000,000
25,000,000		Milwaukee, WI, (Series 2012 R-7), 0.230%, 12/3/2012	25,000,000
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/1/2012	3,935,000
20,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.34% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 12/4/2012	20,000,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.210%, 11/1/2012	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.600%, 11/1/2012	3,770,000
4,625,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.210%, 11/1/2012	4,625,000
3,820,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 11/1/2012	3,820,000
58,200,000		Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.250%, 1/22/2013	58,200,000
		TOTAL	174,515,000
		Wyoming—0.1%
760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.220%, 11/7/2012	760,000
6,900,000		Sweetwater County, WY PCRB, (Series 1990A) Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.220%, 11/7/2012	6,900,000
3,330,000		Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.210%, 11/1/2012	3,330,000
		TOTAL	10,990,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	8,022,673,533
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	14,970,983
		TOTAL NET ASSETS—100%	$8,037,644,516

At October 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $1,822,245,000, which represented 22.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $1,822,245,000, which represented 22.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
COP	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USDT	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRNs	—Variable Rate Notes
17
Federated Treasury Obligations Fund
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Repurchase Agreements—75.3%
$403,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.20%, dated 10/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,078,333 on 11/16/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $479,439,968.	$403,000,000
265,000,000		Interest in $475,000,000 joint repurchase agreement 0.28%, dated 10/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $475,003,694 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2014 and the market value of those underlying securities was $484,503,824.	265,000,000
240,000,000	[1]	Interest in $282,000,000 joint repurchase agreement 0.15%, dated 8/22/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $282,105,750 on 11/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $287,725,100.	240,000,000
784,000,000	[1]	Interest in $914,000,000 joint repurchase agreement 0.16%, dated 9/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $914,369,662 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $932,466,508.	784,000,000
1,500,000,000		Interest in $2,975,000,000 joint repurchase agreement 0.30%, dated 10/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,975,024,792 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $3,034,525,302.	1,500,000,000
150,000,000		Interest in $250,000,000 joint repurchase agreement 0.27%, dated 10/31/2012 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,875 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2019 and the market value of those underlying securities was $255,001,969.	150,000,000
500,000,000		Interest in $750,000,000 joint repurchase agreement 0.27%, dated 10/31/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,005,625 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $765,005,749.	500,000,000
186,100,000		Interest in $4,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,027,778 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $4,080,028,417.	186,100,000
285,000,000		Interest in $415,000,000 joint repurchase agreement 0.19%, dated 10/25/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $415,015,332 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $423,315,328.	285,000,000
300,000,000		Interest in $600,000,000 joint repurchase agreement 0.22%, dated 10/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $600,003,667 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $612,001,517.	300,000,000
115,000,000		Interest in $225,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which CS First Boston Corp. will repurchase a security provided as collateral for $225,001,563 on 11/1/2012. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 6/30/2014 and the market value of that underlying security was $229,501,798.	115,000,000
534,000,000		Interest in $625,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $625,030,382 on 11/7/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $637,504,683.	534,000,000
120,000,000		Interest in $183,000,000 joint repurchase agreement 0.18%, dated 10/31/2012 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $183,000,915 on 11/1/2012. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 6/15/2015 and the market value of that underlying security was $186,660,954.	120,000,000
800,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 10/29/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,042,778 on 11/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,020,012,572.	800,000,000
1,240,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,072,917 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,530,010,634.	1,240,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$120,000,000		Interest in $220,000,000 joint repurchase agreement 0.28%, dated 10/31/2012 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $220,001,711 on 11/1/2012. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 5/15/2021 and the market value of that underlying security was $224,401,757.	$120,000,000
392,000,000		Interest in $459,000,000 joint repurchase agreement 0.19%, dated 10/25/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $459,016,958 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2015 and the market value of those underlying securities was $468,197,392.	392,000,000
777,000,000		Interest in $915,000,000 joint repurchase agreement 0.22%, dated 10/31/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $915,039,142 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2019 and the market value of those underlying securities was $933,305,749.	777,000,000
641,000,000		Interest in $750,000,000 joint repurchase agreement 0.17%, dated 10/24/2012 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $750,024,792 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $765,023,867.	641,000,000
73,054,000		Repurchase agreement 0.25% dated 10/31/2012 under which J.P. Morgan Securities LLC will repurchase a security provided as collateral for $73,054,507 on 11/1/2012. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 8/31/2017 and the market value of that underlying security was $74,516,508.	73,054,000
1,780,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.25% dated 10/31/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $2,000,013,889 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $2,040,014,176.	1,780,000,000
914,040,000		Interest in $1,143,040,000 joint repurchase agreement 0.25% dated 10/31/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,143,047,938 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2018 and the market value of those underlying securities was $1,165,902,169.	914,040,000
2,000,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Royal Bank of Scotland will repurchase securities provided as collateral for $4,500,031,250 on 11/1/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $4,590,004,741.	2,000,000,000
1,255,000,000		Interest in $1,475,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,475,010,243 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2022 and the market value of those underlying securities was $1,504,510,534.	1,255,000,000
980,000,000		Interest in $1,200,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,200,008,333 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,224,008,522.	980,000,000
		TOTAL REPURCHASE AGREEMENTS	16,354,194,000
		U.S. Treasury—24.7%
25,000,000	[2]	United States Treasury Bills, 0.138%, 12/6/2012	24,996,587
83,750,000		United States Treasury Notes, 0.125%, 9/30/2013	83,690,578
281,750,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	284,715,501
158,000,000		United States Treasury Notes, 0.500%, 10/15/2013	158,447,302
125,000,000		United States Treasury Notes, 0.500%, 11/15/2013	125,367,905
164,000,000		United States Treasury Notes, 0.500% - 3.375%, 11/30/2012	164,188,643
10,000,000		United States Treasury Notes, 0.625%, 1/31/2013	10,011,494
286,750,000		United States Treasury Notes, 0.625% - 3.625%, 12/31/2012	288,167,911
226,000,000		United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	227,687,637
249,750,000		United States Treasury Notes, 1.000%, 7/15/2013	251,080,739
514,900,000		United States Treasury Notes, 1.125%, 6/15/2013	517,831,583
230,000,000		United States Treasury Notes, 1.375%, 1/15/2013	230,578,049
361,500,000		United States Treasury Notes, 1.375%, 3/15/2013	363,041,650
425,000,000		United States Treasury Notes, 1.375%, 5/15/2013	427,657,444
688,500,000		United States Treasury Notes, 1.375% - 3.875%, 2/15/2013	693,070,149
250,000,000		United States Treasury Notes, 1.375% - 4.000%, 11/15/2012	250,264,961
590,000,000		United States Treasury Notes, 1.750%, 4/15/2013	594,196,372
320,500,000		United States Treasury Notes, 2.750%, 2/28/2013	323,174,815
2

Principal Amount		Value
	U.S. Treasury—continued
$162,000,000	United States Treasury Notes, 3.375%, 6/30/2013	$165,406,343
165,000,000	United States Treasury Notes, 3.375%, 7/31/2013	168,923,661
	TOTAL U.S. TREASURY	5,352,499,324
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[3]	21,706,693,324
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	1,481,276
	TOTAL NET ASSETS—100%	$21,708,174,600
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
October 31, 2012 (unaudited)
Principal Amount			Value
		Repurchase Agreements—79.6%
$3,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.20%, dated 10/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,078,333 on 11/16/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $479,439,968.	$3,000,000
10,000,000		Interest in $475,000,000 joint repurchase agreement 0.28%, dated 10/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $475,003,694 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2014 and the market value of those underlying securities was $484,503,824.	10,000,000
2,000,000	[1]	Interest in $282,000,000 joint repurchase agreement 0.15%, dated 8/22/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $282,105,750 on 11/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2019 and the market value of those underlying securities was $287,725,100.	2,000,000
7,000,000	[1]	Interest in $914,000,000 joint repurchase agreement 0.16%, dated 9/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $914,369,662 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $932,466,508.	7,000,000
10,000,000		Interest in $2,975,000,000 joint repurchase agreement 0.30%, dated 10/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,975,024,792 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $3,034,525,302.	10,000,000
42,455,000		Interest in $4,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,027,778 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $4,080,028,417.	42,455,000
7,000,000		Interest in $415,000,000 joint repurchase agreement 0.19%, dated 10/25/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $415,015,332 on 11/1/2012. The securities provided as collateral at the end of the period held with JP Morgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $423,315,328.	7,000,000
10,000,000		Interest in $225,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which CS First Boston Corp. will repurchase a security provided as collateral for $225,001,563 on 11/1/2012. The security provided as collateral at the end of the period held with JP Morgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing to 6/30/2014 and the market value of that underlying security was $229,501,798.	10,000,000
5,000,000		Interest in $625,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $625,030,382 on 11/7/2012. The securities provided as collateral at the end of the period held with JP Morgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $637,504,683.	5,000,000
8,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 10/29/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,042,778 on 11/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,020,012,572.	8,000,000
9,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,072,917 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,530,010,634.	9,000,000
3,000,000		Interest in $459,000,000 joint repurchase agreement 0.19%, dated 10/25/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $459,016,958 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2015 and the market value of those underlying securities was $468,197,392.	3,000,000
7,000,000		Interest in $915,000,000 joint repurchase agreement 0.22%, dated 10/31/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $915,039,142 on 11/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2019 and the market value of those underlying securities was $933,305,749.	7,000,000
6,000,000	[1]	Interest in $750,000,000 joint repurchase agreement 0.17%, dated 10/24/2012 under which HSBC Securities USA, LLC will repurchase securities provided as collateral for $750,024,792 on 11/1/2012. The securities provided as collateral at the end of the period held with JP Morgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $765,023,867.	6,000,000
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $2,000,013,889 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $2,040,014,176.	10,000,000
1

Principal Amount		Value
	Repurchase Agreements—continued
$10,000,000	Interest in $1,475,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,475,010,243 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2022 and the market value of those underlying securities was $1,504,510,534.	$10,000,000
10,000,000	Interest in $1,200,000,000 joint repurchase agreement 0.25%, dated 10/31/2012 under which TD Securities USA, LLC will repurchase securities provided as collateral for $1,200,008,333 on 11/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,224,008,522.	10,000,000
	TOTAL REPURCHASE AGREEMENTS	159,455,000
	U.S. Treasury—20.3%
500,000	United States Treasury Notes, 0.125%, 9/30/2013	499,645
2,500,000	United States Treasury Notes, 0.125%—3.125%, 8/31/2013	2,535,793
1,000,000	United States Treasury Notes, 0.500%, 10/15/2013	1,002,831
1,000,000	United States Treasury Notes, 0.500%, 11/15/2013	1,002,943
1,500,000	United States Treasury Notes, 0.750%—2.500%, 3/31/2013	1,510,466
1,500,000	United States Treasury Notes, 1.000%, 7/15/2013	1,507,992
6,000,000	United States Treasury Notes, 1.125%, 6/15/2013	6,034,773
3,000,000	United States Treasury Notes, 1.375%, 1/15/2013	3,007,567
5,750,000	United States Treasury Notes, 1.375%, 2/15/2013	5,770,137
2,500,000	United States Treasury Notes, 1.375%, 3/15/2013	2,510,637
3,500,000	United States Treasury Notes, 1.375%, 5/15/2013	3,521,884
4,000,000	United States Treasury Notes, 1.750%, 4/15/2013	4,028,417
2,750,000	United States Treasury Notes, 2.750%, 2/28/2013	2,772,917
1,000,000	United States Treasury Notes, 3.375%, 11/30/2012	1,002,543
1,500,000	United States Treasury Notes, 3.375%, 6/30/2013	1,531,540
1,000,000	United States Treasury Notes, 3.375%, 7/31/2013	1,023,780
1,500,000	United States Treasury Notes, 3.625%, 12/31/2012	1,508,436
	TOTAL U.S. TREASURY	40,772,301
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[2]	200,227,301
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	156,242
	TOTAL NET ASSETS—100%	$200,383,543
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date December 21, 2012